UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2011

DATE OF REPORTING PERIOD: MARCH 31, 2011

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

INCOME FUNDS

- Cash Management
- Government
- Investment Grade
- Fund For Income

EQUITY FUNDS

- Total Return
- Value
- Blue Chip
- Growth & Income
- Global
- Select Growth
- Opportunity
- Special Situations
- International

March 31, 2011

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who reside at the same address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the Market Overview reflect those views of the Director of Equities and Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Market Overview
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

During the six-month reporting period ending March 31, 2011, investors generally embraced risk as the economy continued to recover from the recent downturn. This helped to provide higher stock market returns but hurt most segments of the bond market.

The U.S. economy grew at a rate of 3.1% in the fourth quarter of 2010 and continued to expand, although at the more disappointing rate of 1.8% in the first quarter of 2011. Job growth also continued, with nonfarm employment increasing by over 125,000 a month during the review period. The unemployment rate dropped to 8.8% in March 2011—still high, but at the lowest level since March 2009. Although the economy continued to move in the right direction and add private sector jobs, wage growth did not keep up with inflation.

While the employment picture continued to get better, the real estate market remained in the doldrums during the reporting period. Despite low mortgage rates, existing home sales fell 6.3% year-over-year in March and the median home price was down 5.3% from the previous year.

Bond Markets

The reporting period was one of generally poor returns for the bond market. The Bank of America Merrill Lynch U.S. Broad Market Index returned –0.9%. The riskiest sector, high yield bonds, produced strong equity-like returns of 7.1%. However, investment grade corporate bonds fell 0.6%, U.S. Treasury bonds declined by 2.8% and municipal bonds lost 4.2%.

Benchmark Treasury yields moved higher during the six-month period. The yield on two-year U.S. Treasury notes ended the period at 0.83%, nearly double the 0.43% at which they began. The yield on ten-year notes rose nearly one percentage point, to 3.47% from 2.51%. The move to higher interest rates was caused by an improved economic outlook and concerns about an increase in the rate of inflation, and was the most significant contributor to the bond market’s generally low returns.

Equity Markets

The equity markets continued to provide investors with strong returns during the reporting period. In the United States, the S&P 500 Index, commonly cited as a proxy for stock market performance, returned 17.3% on a “total return” basis. Mid-cap stocks, as measured by the S&P MidCap 400 Index, rose 23.3% and small-cap stocks, as measured by the Russell 2000 Index, returned 24.8% for the six-month period.

1

Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Around the world, markets generally rose during the reporting period. The MSCI EAFE Index, which measures performance in developed markets, excluding the United States, was up 9.1% in U.S. dollars. Given the concerns about the potential need to bail out countries such as Portugal in the coming months, political and social unrest in North Africa and the Middle East and the aftermath of the devastation caused by the earthquake in Japan, international markets are likely to be highly influenced by headline events in the coming months.

A Look Ahead

While the economy has improved, there are still likely to be some bumps in the road. The Federal Reserve’s (the “Fed’s”) $600 billion bond buying program (known as quantitative easing) will be coming to a conclusion at the end of June. Investors are starting to think about how markets will look without the unprecedented support that the Fed has provided over the past few years. Tighter fiscal policy to reduce the U.S. budget deficit and higher energy prices are also potential headwinds for the economy. Corporate earnings and cash flow, however, continue to be better than expected. This is fueling a rise in capital spending and business expansion, as well as a continuation of mergers & acquisitions activity, share repurchases and increased dividends, all of which provide tangible support for the markets.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

2

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or as an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your Fund.

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2010, and held for the entire six-month period ended March 31, 2011. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,000.00	$1.10
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,023.83	$1.11
Expense Example – Class B Shares
Actual	$1,000.00	$1,000.00	$1.10
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,023.83	$1.11

*	Expenses are equal to the annualized expense ratio of .22% for Class A shares and .22% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2011

Principal		Interest
Amount	Security	Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—41.7%
	Fannie Mae:
$ 4,000M	6/8/11	0.14%		$ 3,998,942
2,230M	6/16/11	0.15		2,229,294
2,000M	7/20/11	0.14		1,999,144
	Federal Home Loan Bank:
4,600M	4/20/11	0.13		4,599,684
2,100M	4/21/11	0.16		2,099,813
7,000M	4/29/11	0.13		6,999,319
4,200M	5/25/11	0.11		4,199,339
5,700M	6/24/11	0.18		5,697,672
	Freddie Mac:
4,650M	4/21/11	0.18		4,649,535
5,000M	5/11/11	0.15		4,999,167
1,330M	5/17/11	0.17		1,329,711
1,000M	5/18/11	0.15		999,804
4,500M	6/2/11	0.11		4,499,147
4,500M	6/20/11	0.13		4,498,700
1,500M	6/21/11	0.18		1,499,392
2,788M	6/27/11	0.18		2,786,821
Total Value of U.S. Government Agency Obligations (cost $57,085,484)				57,085,484
	CORPORATE NOTES—31.0%
	Abbott Laboratories:
1,500M	4/18/11 (a)	0.18		1,499,873
1,500M	5/15/11	0.69		1,508,897
3,000M	5/31/11 (a)	0.17		2,999,150
3,100M	Archer-Daniels-Midland Co., 5/13/11 (a)	0.21		3,099,240
1,600M	Becton, Dickinson & Co., 4/6/11	0.17		1,599,962
5,000M	Campbell Soup Co., 4/18/11 (a)	0.17		4,999,599
5,500M	Coca-Cola Co., 7/13/11 (a)	0.25		5,496,064
5,000M	Johnson & Johnson, 8/10/11 (a)	0.20		4,996,361
5,000M	Novartis Securities Investment, Ltd., 6/13/11 (a)	0.25		4,997,515
	PepsiCo, Inc.:
3,000M	4/6/11 (a)	0.17		2,999,929
2,600M	6/6/11 (a)	0.17		2,599,190
2,700M	Procter & Gamble Co., 5/23/11 (a)	0.19		2,699,259
3,000M	Wal-Mart Stores, Inc., 4/26/11 (a)	0.16		2,999,667
Total Value of Corporate Notes (cost $42,494,706)				42,494,706

6

Principal		Interest
Amount	Security	Rate	*	Value

	VARIABLE AND FLOATING RATE NOTES—21.6%
$ 5,000M	Federal Farm Credit Bank, 9/20/11	0.18%		$ 5,000,000
3,500M	Freddie Mac 11/19/11	0.12		3,498,704
750M	General Electric Capital Corp., 4/28/11	0.39		750,022
5,700M	Mississippi Business Finance Corp.
	(Chevron USA, Inc.), 12/1/30	0.19		5,700,000
3,925M	Monongallia Health Systems, 7/1/40 (LOC: JP Morgan)	0.36		3,925,000
2,000M	Toyota Motor Credit Corp., 1/12/12	0.34		2,000,000
2,830M	University of Oklahoma Hospital Rev. Series “B”,
	8/15/21 (LOC: Bank of America)	0.27		2,830,000
5,835M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline
	Co., Project B), 12/1/33	0.18		5,835,000
Total Value of Variable and Floating Rate Notes (cost $29,538,726)				29,538,726
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—3.6%
5,000M	U.S. Treasury Bills, 4/7/11 (cost $4,999,879)	0.15		4,999,879
Total Value of Investments (cost $134,118,795)**	97.9%			134,118,795
Other Assets, Less Liabilities	2.1			2,906,917
Net Assets	100.0%			$137,025,712

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2011.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

Summary of Abbreviations:
LOC	Letters of Credit

7

Portfolio of Investments (continued))
CASH MANAGEMENT FUND
March 31, 2011

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$57,085,484	$—	$57,085,484
Corporate Notes	—	42,494,706	—	42,494,706
Variable and Floating Rate Notes:
Corporate Notes	—	12,375,022	—	12,375,022
Municipal Bonds	—	8,665,000	—	8,665,000
U.S. Government Agency
Obligations	—	8,498,704	—	8,498,704
Short-Term U.S. Government
Obligations	—	4,999,879	—	4,999,879
Total Investments in Securities	$—	$134,118,795	$—	$134,118,795

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

8	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,011.81	$5.67
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.30	$5.69
Expense Example – Class B Shares
Actual	$1,000.00	$1,008.47	$9.16
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.81	$9.20

*	Expenses are equal to the annualized expense ratio of 1.13% for Class A shares and 1.83% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total value of investments.

9

Portfolio of Investments
GOVERNMENT FUND
March 31, 2011

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—100.0%
	Fannie Mae—9.7%
$ 9,547M	5%, 8/1/2039 – 12/1/2039	$ 10,020,596
21,222M	5.5%, 7/1/2033 – 10/1/2039	22,866,464
		32,887,060
	Government National Mortgage Association I
	Program—90.3%
73,639M	4.5%, 7/15/2033 – 3/15/2041	76,175,154
95,558M	5%, 4/15/2033 – 6/15/2040	101,849,761
57,401M	5.5%, 3/15/2033 – 10/15/2039 (a)	62,747,576
42,318M	6%, 3/15/2031 – 5/15/2040	47,096,641
11,530M	6.5%, 10/15/2028 – 3/15/2038	13,156,608
3,505M	7%, 1/15/2030 – 4/15/2034	4,085,311
		305,111,051
Total Value of Residential Mortgage-Backed Securities (cost $327,115,440)		337,998,111
	SHORT-TERM INVESTMENTS—.1%
	Money Market Fund
325M	First Investors Cash Reserve Fund, .16% (cost $325,000) (b)	325,000
Total Value of Investments (cost $327,440,440)	100.1%	338,323,111
Excess of Liabilities Over Other Assets	(.1)	(465,078)
Net Assets	100.0%	$337,858,033

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2011 (see Note 2).

10

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$337,998,111	$—	$337,998,111
Money Market Fund	325,000	—	—	325,000
Total Investments in Securities	$325,000	$337,998,111	$—	$338,323,111

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

See notes to financial statements	11

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$991.12	$5.51
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.40	$5.59
Expense Example – Class B Shares
Actual	$1,000.00	$987.87	$8.97
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.90	$9.10

*	Expenses are equal to the annualized expense ratio of 1.11% for Class A shares and 1.81% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total value of investments.

12

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2011

Principal
Amount	Security	Value
	CORPORATE BONDS—92.7%
	Aerospace/Defense—.4%
$ 1,800M	BAE Systems Holdings, Inc., 4.95%, 2014 (a)	$ 1,914,332
	Agriculture—.7%
2,725M	Cargill, Inc., 6%, 2017 (a)	3,057,518
	Automotive—1.1%
4,000M	Daimler Chrysler NA, LLC, 6.5%, 2013	4,469,808
	Chemicals—1.8%
3,000M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019 (a)	3,587,247
4,000M	Dow Chemical Co., 4.25%, 2020	3,834,984
		7,422,231
	Consumer Durables—1.6%
2,100M	Black & Decker Corp., 5.75%, 2016	2,316,205
1,600M	Newell Rubbermaid, Inc., 6.75%, 2012	1,684,848
3,000M	Stanley Black & Decker, 5.2%, 2040	2,863,092
		6,864,145
	Energy—12.0%
3,900M	Canadian Oil Sands, Ltd., 7.75%, 2019 (a)	4,573,850
4,800M	DCP Midstream, LLC, 9.75%, 2019 (a)	6,195,797
1,800M	Energy Transfer Partners, LP, 8.5%, 2014	2,104,742
3,756M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014 (a)	4,065,065
4,000M	Nabors Industries, Inc., 6.15%, 2018	4,385,568
5,000M	Petrobras International Finance, Co., 5.375%, 2021	5,040,090
4,100M	Reliance Holdings USA, Inc., 4.5%, 2020 (a)	3,870,002
5,800M	Spectra Energy Capital, LLC, 6.2%, 2018	6,463,126
4,400M	Suncor Energy, Inc., 6.85%, 2039	4,981,416
2,700M	Valero Energy Corp., 9.375%, 2019	3,456,481
	Weatherford International, Inc.:
4,000M	6.35%, 2017	4,426,416
1,000M	5.125%, 2020	994,795
		50,557,348
	Financial Services—11.6%
2,250M	Aflac, Inc., 8.5%, 2019	2,724,095
6,000M	American Express Co., 7%, 2018	7,022,214
5,040M	Amvescap, PLC, 5.375%, 2013	5,359,838
4,000M	BlackRock, Inc., 5%, 2019	4,203,596

13

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2011

Principal
Amount	Security	Value
	Financial Services (continued)
$ 3,260M	CoBank, ACB, 7.875%, 2018 (a)	$ 3,685,564
1,800M	Compass Bank, 6.4%, 2017	1,896,111
2,950M	ERAC USA Finance Co., 6.375%, 2017 (a)	3,311,655
	General Electric Capital Corp.:
4,000M	5.625%, 2017	4,346,392
2,700M	5.5%, 2020	2,861,625
	Harley-Davidson Funding Corp.:
1,800M	5.75%, 2014 (a)	1,930,333
2,100M	6.8%, 2018 (a)	2,308,698
4,000M	Protective Life Corp., 7.375%, 2019	4,457,816
4,600M	Prudential Financial Corp., 4.75%, 2015	4,902,731
		49,010,668
	Financials—16.0%
1,900M	Bank of America Corp., 5.65%, 2018	1,988,546
2,700M	Barclays Bank, PLC, 5.125%, 2020	2,751,546
1,500M	Bear Stearns Cos., Inc., 7.25%, 2018	1,750,105
	Citigroup, Inc.:
5,200M	6.375%, 2014	5,752,651
4,400M	6.125%, 2017	4,801,056
	Goldman Sachs Group, Inc.:
5,000M	6.15%, 2018	5,428,625
1,600M	6.45%, 2036	1,569,544
2,750M	6.75%, 2037	2,782,293
6,000M	JPMorgan Chase & Co., 6%, 2018	6,588,132
7,600M	Merrill Lynch & Co., Inc., 5%, 2015	8,047,359
	Morgan Stanley:
5,800M	5.95%, 2017	6,238,671
5,000M	6.625%, 2018	5,503,330
5,000M	SunTrust Banks, Inc., 6%, 2017	5,511,785
2,200M	UBS AG, 5.875%, 2017	2,405,658
	Wells Fargo & Co.:
4,000M	5.625%, 2017	4,374,996
1,800M	4.6%, 2021	1,783,559
		67,277,856
	Food/Beverage/Tobacco—8.4%
4,000M	Altria Group, Inc., 9.7%, 2018	5,267,976
5,000M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020	5,375,950
2,700M	Bottling Group, LLC, 5.125%, 2019	2,962,389
1,980M	Bunge Limited Finance Corp., 5.35%, 2014	2,100,081

14

Principal
Amount	Security	Value
	Food/Beverage/Tobacco (continued)
$ 5,000M	Corn Products International, Inc., 4.625%, 2020	$ 4,923,790
4,000M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018	4,750,952
5,000M	Lorillard Tobacco Co., 6.875%, 2020	5,416,925
4,000M	Philip Morris International, Inc., 5.65%, 2018	4,459,396
		35,257,459
	Forest Products/Container—.7%
2,200M	International Paper Co., 9.375%, 2019	2,835,998
	Health Care—2.2%
4,000M	Biogen IDEC, Inc., 6.875%, 2018	4,537,656
2,400M	Novartis, 5.125%, 2019	2,602,217
900M	Quest Diagnostics, Inc., 4.7%, 2021	892,548
1,000M	Roche Holdings, Inc., 6%, 2019 (a)	1,135,283
		9,167,704
	Information Technology—6.3%
3,000M	Cisco Systems, Inc., 3.15%, 2017	2,989,116
1,700M	Computer Sciences Corp., 6.5%, 2018	1,849,819
3,000M	Dell, Inc., 5.875%, 2019	3,296,043
3,208M	Dun & Bradstreet Corp., 6%, 2013	3,461,118
4,000M	Harris Corp., 4.4%, 2020	3,991,908
5,000M	Motorola, Inc., 6%, 2017	5,479,545
	Pitney Bowes, Inc.:
900M	5%, 2015	957,381
4,000M	5.75%, 2017	4,302,648
		26,327,578
	Manufacturing—2.6%
2,700M	General Electric Co., 5.25%, 2017	2,944,458
2,100M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018	2,441,691
3,200M	Johnson Controls, Inc., 5%, 2020	3,366,704
1,825M	Tyco Electronics Group SA, 6.55%, 2017	2,091,346
		10,844,199

15

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2011

Principal
Amount	Security	Value
	Media-Broadcasting—5.0%
$ 3,950M	British Sky Broadcasting Group, PLC, 9.5%, 2018 (a)	$ 5,216,891
4,000M	Comcast Corp., 5.15%, 2020	4,171,276
3,100M	Cox Communications, Inc., 8.375%, 2039 (a)	3,947,230
4,000M	DirecTV Holdings, LLC, 7.625%, 2016	4,414,700
3,000M	Time Warner Cable, Inc., 6.75%, 2018	3,413,022
		21,163,119
	Media-Diversified—2.1%
	McGraw-Hill Cos., Inc.:
1,800M	5.9%, 2017	1,969,952
2,300M	6.55%, 2037	2,408,698
4,000M	News America, Inc., 5.3%, 2014	4,417,204
		8,795,854
	Metals/Mining—5.2%
4,000M	Alcoa, Inc., 6.15%, 2020	4,234,436
	ArcelorMittal:
5,000M	6.125%, 2018	5,303,950
900M	5.5%, 2021	888,539
3,800M	Newmont Mining Corp., 5.125%, 2019	4,083,898
2,595M	Rio Tinto Finance USA, Ltd., 6.5%, 2018	2,992,266
4,000M	Vale Overseas, Ltd., 5.625%, 2019	4,208,876
		21,711,965
	Real Estate Investment Trusts—4.3%
4,000M	Boston Properties, LP, 5.875%, 2019	4,350,700
5,000M	HCP, Inc., 5.375%, 2021	5,058,985
4,000M	ProLogis, 6.625%, 2018	4,338,860
4,000M	Simon Property Group, LP, 5.75%, 2015	4,453,312
		18,201,857
	Retail-General Merchandise—.9%
4,000M	Home Depot, Inc., 5.875%, 2036	3,989,072
	Telecommunications—1.9%
4,000M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013	4,390,956
3,300M	GTE Corp., 6.84%, 2018	3,819,080
		8,210,036

16

Principal
Amount	Security	Value
	Transportation—1.9%
$ 3,000M	Con-way, Inc., 7.25%, 2018	$ 3,260,562
4,000M	GATX Corp., 8.75%, 2014	4,621,104
		7,881,666
	Utilities—5.0%
3,000M	E. ON International Finance BV, 5.8%, 2018 (a)	3,341,490
1,900M	Electricite de France SA, 6.5%, 2019 (a)	2,181,538
4,000M	Exelon Generation Co., LLC, 6.2%, 2017	4,436,848
	Great River Energy Co.:
714M	5.829%, 2017 (a)	780,210
3,700M	4.478%, 2030 (a)	3,516,110
3,000M	Ohio Power Co., 5.375%, 2021	3,197,130
2,561M	Sempra Energy, 9.8%, 2019	3,405,124
		20,858,450
	Waste Management—1.0%
4,000M	Allied Waste NA, Inc., 7.125%, 2016	4,179,452
Total Value of Corporate Bonds (cost $365,332,653)		389,998,315
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—5.3%
	Fannie Mae
21,127M	5%, 12/1/2039 – 10/1/2040 (cost $22,091,519)	22,197,286
	SHORT-TERM INVESTMENTS—.5%
	Money Market Fund
2,250M	First Investors Cash Reserve Fund, .16% (cost $2,250,000) (b)	2,250,000
Total Value of Investments (cost $389,674,172)	98.5%	414,445,601
Other Assets, Less Liabilities	1.5	6,456,805
Net Assets	100.0%	$420,902,406

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 4).

(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2011 (see Note 2).

17

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2011

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$389,998,315	$—	$389,998,315
Residential Mortgage-Backed
Securities	—	22,197,286	—	22,197,286
Money Market Fund.	2,250,000	—	—	2,250,000
Total Investments in Securities*	$2,250,000	$412,195,601	$—	$414,445,601

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

18	See notes to financial statements

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,059.82	$6.52
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.60	$6.39
Expense Example – Class B Shares
Actual	$1,000.00	$1,056.58	$10.10
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.11	$9.90

*	Expenses are equal to the annualized expense ratio of 1.27% for Class A shares and 1.97% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total value of investments.

19

Portfolio of Investments
FUND FOR INCOME
March 31, 2011

Principal
Amount	Security	Value
	CORPORATE BONDS—97.0%
	Automotive—4.4%
$ 3,300M	Cooper Tire & Rubber Co., 8%, 2019	$ 3,489,750
2,825M	Cooper-Standard Automotive, Inc., 8.5%, 2018	3,051,000
2,475M	Exide Technologies, 8.625%, 2018 (a)	2,654,437
2,525M	Ford Motor Co., 6.625%, 2028	2,463,206
	Goodyear Tire & Rubber Co.:
2,500M	10.5%, 2016	2,812,500
1,575M	8.25%, 2020	1,693,125
3,500M	Hertz Corp., 6.75%, 2019 (a)	3,486,875
1,750M	Navistar International Corp., 8.25%, 2021	1,949,063
2,100M	Oshkosh Corp., 8.5%, 2020	2,365,125
		23,965,081
	Building Materials—3.1%
2,575M	Associated Materials, LLC, 9.125%, 2017 (a)	2,761,687
	Building Materials Corp.:
1,475M	6.875%, 2018 (a)	1,515,562
4,175M	7.5%, 2020 (a)	4,362,875
1,300M	Griffon Corp., 7.125%, 2018 (a)	1,329,250
2,500M	Interface, Inc., 7.625%, 2018 (a)	2,612,500
3,700M	Texas Industries, Inc., 9.25%, 2020	4,014,500
		16,596,374
	Capital Goods—.6%
2,650M	Belden CDT, Inc., 9.25%, 2019	2,951,437
	Chemicals—3.6%
2,950M	Ferro Corp., 7.875%, 2018	3,141,750
3,125M	Lyondell Chemical Co., 11%, 2018	3,523,438
2,575M	Polymer Group, Inc., 7.75%, 2019 (a)	2,668,344
1,600M	PolyOne Corp., 7.375%, 2020	1,688,000
2,725M	Rhodia SA, 6.875%, 2020 (a)	2,789,719
	Solutia, Inc.:
3,925M	8.75%, 2017	4,337,125
1,275M	7.875%, 2020	1,389,750
		19,538,126

20

Principal
Amount	Security	Value
	Consumer Durables—.9%
	Sealy Mattress Co.:
$ 3,500M	8.25%, 2014	$ 3,552,500
1,167M	10.875%, 2016 (a)	1,327,463
		4,879,963
	Consumer Non-Durables—2.3%
2,575M	Acco Brands Corp., 10.625%, 2015	2,916,187
2,855M	Armored Autogroup, Inc., 9.25%, 2018 (a)	2,919,237
3,200M	Easton-Bell Sports, Inc., 9.75%, 2016	3,616,000
3,025M	Phillips Van-Heusen Corp., 7.375%, 2020	3,214,063
		12,665,487
	Energy—14.1%
625M	Anadarko Petroleum Corp., 6.375%, 2017	688,851
	Basic Energy Services, Inc.:
450M	7.125%, 2016	459,000
1,500M	7.75%, 2019 (a)	1,548,750
	Berry Petroleum Co.:
2,600M	10.25%, 2014	3,029,000
2,925M	8.25%, 2016	3,107,812
2,625M	Chaparral Energy, Inc., 8.25%, 2021 (a)	2,710,312
1,850M	Chesapeake Energy Corp., 7.25%, 2018	2,076,625
	Concho Resources, Inc.:
2,300M	8.625%, 2017	2,553,000
625M	7%, 2021	659,375
	Consol Energy, Inc.:
1,875M	8%, 2017	2,062,500
4,425M	8.25%, 2020	4,928,344
625M	Continental Resources, 7.125%, 2021	667,187
	Copano Energy, LLC:
550M	7.75%, 2018	577,500
1,025M	7.125%, 2021 (b)	1,040,375
4,750M	Crosstex Energy, LP, 8.875%, 2018	5,201,250
1,375M	Denbury Resources, Inc., 8.25%, 2020	1,543,437
1,600M	Dresser-Rand Group, Inc., 6.5%, 2021 (a)	1,658,000
750M	Encore Acquisition Co., 9.5%, 2016	849,375
3,975M	Expro Finance Luxembourg SCA, 8.5%, 2016 (a)	3,955,125
	Ferrellgas Partners, LP:
3,450M	9.125%, 2017	3,864,000
1,663M	8.625%, 2020	1,812,670
2,325M	Forest Oil Corp., 7.25%, 2019	2,441,250

21

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2011

Principal
Amount	Security	Value
	Energy (continued)
$ 3,375M	Genesis Energy, LP, 7.875%, 2018 (a)	$ 3,417,188
1,900M	Helix Energy Solutions Group, Inc., 9.5%, 2016 (a)	2,014,000
	Hilcorp Energy I, LP:
175M	7.75%, 2015 (a)	182,000
3,100M	9%, 2016 (a)	3,262,750
3,875M	8%, 2020 (a)	4,146,250
	Inergy, LP:
2,475M	7%, 2018 (a)	2,586,375
975M	6.875%, 2021 (a)	1,017,656
2,450M	Murray Energy Corp., 10.25%, 2015 (a)	2,646,000
1,025M	Penn Virginia Corp., 10.375%, 2016	1,163,375
	Quicksilver Resources, Inc.:
1,075M	8.25%, 2015	1,131,438
2,100M	11.75%, 2016	2,457,000
2,075M	9.125%, 2019	2,269,531
1,975M	Sandridge Energy, Inc., 7.5%, 2021 (a)	2,051,531
600M	SM Energy Co., 6.625%, 2019 (a)	617,250
		76,396,082
	Financials—4.9%
	Ally Financial, Inc.:
3,125M	6.25%, 2017 (a)	3,187,500
5,025M	8%, 2020	5,483,531
	Ford Motor Credit Co., LLC:
2,950M	8.7%, 2014	3,351,271
2,900M	6.625%, 2017	3,099,050
	International Lease Finance Corp.:
4,600M	8.625%, 2015 (a)	5,071,500
1,900M	8.75%, 2017 (a)	2,142,250
775M	8.25%, 2020	850,563
3,125M	Pinafore, LLC, 9%, 2018 (a)	3,406,250
		26,591,915
	Food/Beverage/Tobacco—1.5%
1,500M	Blue Merger Sub, Inc. (Del Monte Foods Co.), 7.625%, 2019 (a)	1,528,125
	CF Industries, Inc.:
2,525M	6.875%, 2018	2,840,625
1,975M	7.125%, 2020	2,246,563
1,650M	JBS Finance II, Ltd., 8.25%, 2018 (a)	1,703,625
		8,318,938

22

Principal
Amount	Security	Value

	Food/Drug—1.9%
$ 4,200M	McJunkin Red Man Corp., 9.5%, 2016 (a)	$ 4,273,500
3,600M	NBTY, Inc., 9%, 2018 (a)	3,924,000
1,775M	Tops Holding Corp./Tops Markets, LLC, 10.125%, 2015	1,917,000

		10,114,500

	Forest Products/Containers—1.8%
375M	Clearwater Paper Corp., 7.125%, 2018 (a)	394,687
1,400M	JSG Funding, PLC (Smurfit Kappa Funding, PLC), 7.75%, 2015	1,438,500
2,675M	Mercer International, Inc., 9.5%, 2017 (a)	2,942,500
3,050M	Reynolds Group Escrow, LLC, 7.75%, 2016 (a)	3,240,625
1,725M	Reynolds Group Issuer, Inc., 9%, 2019 (a)	1,794,000

		9,810,312

	Gaming/Leisure—2.5%
2,550M	Ameristar Casinos, Inc., 7.5%, 2021 (a)(b)	2,556,375
2,300M	MCE Finance, Ltd., 10.25%, 2018	2,676,625
1,950M	MGM Resorts International, 9%, 2020	2,147,438
675M	NCL Corp., Ltd., 11.75%, 2016	783,000
2,425M	Wynn Las Vegas, LLC, 7.75%, 2020	2,582,625
2,326M	Yonkers Racing Corp., 11.375%, 2016 (a)	2,599,305

		13,345,368

	Health Care—4.8%
4,125M	Aviv Healthcare Properties, LP, 7.75%, 2019 (a)(b)	4,320,937
1,250M	Capella Healthcare, 9.25%, 2017 (a)	1,337,500
5,100M	Community Health Systems, Inc., 8.875%, 2015	5,393,250
2,475M	ConvaTec Healthcare, 10.5%, 2018 (a)	2,611,125
	DaVita, Inc.:
1,425M	6.375%, 2018	1,442,812
725M	6.625%, 2020	737,687
4,400M	Genesis Health Ventures, Inc., 9.75%, 2011 (c)(d)	2,750
	Healthsouth Corp.:
2,275M	7.25%, 2018	2,363,156
1,175M	7.75%, 2022	1,227,875
500M	Select Medical Corp., 7.625%, 2015	511,250
	Valeant Pharmaceuticals International:
1,175M	6.5%, 2016 (a)	1,166,188
2,450M	6.75%, 2017 (a)	2,425,500
100M	7.25%, 2022 (a)	97,250

23

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2011

Principal
Amount	Security	Value
	Health Care (continued)
	Vanguard Health Holding Company II, LLC:
$ 550M	8%, 2018	$ 565,813
725M	8%, 2018 (a)	744,031
1,075M	7.75%, 2019 (a)	1,093,813
		26,040,937
	Information Technology—2.9%
	Brocade Communications Systems, Inc.:
750M	6.625%, 2018	797,812
850M	6.875%, 2020	922,250
4,075M	Equinix, Inc., 8.125%, 2018	4,431,562
	Fidelity National Information Services, Inc.:
1,200M	7.625%, 2017	1,306,500
450M	7.875%, 2020	493,875
	Jabil Circuit, Inc.:
350M	7.75%, 2016	399,000
3,825M	8.25%, 2018	4,360,500
2,100M	MEMC Electronic Materials, Inc., 7.75%, 2019 (a)	2,160,375
900M	Seagate HDD Cayman, 7.75%, 2018 (a)	936,000
		15,807,874
	Manufacturing—3.3%
2,400M	Amsted Industries, 8.125%, 2018 (a)	2,571,000
3,850M	Case New Holland, Inc., 7.875%, 2017 (a)	4,297,562
1,675M	Coleman Cable, Inc., 9%, 2018	1,771,312
4,000M	Manitowoc Co., Inc., 8.5%, 2020	4,310,000
2,325M	Park-Ohio Industries, Inc., 8.125%, 2021 (a)(b)	2,354,063
2,350M	Terex Corp., 10.875%, 2016	2,743,625
		18,047,562
	Media-Broadcasting—3.9%
2,800M	Allbritton Communication Co., 8%, 2018	2,968,000
	Belo Corp.:
4,000M	7.25%, 2027	3,570,000
725M	7.75%, 2027	663,375
2,475M	Nexstar/Mission Broadcasting, Inc., 8.875%, 2017	2,691,563

24

Principal
Amount	Security	Value
	Media-Broadcasting (continued)
	Sinclair Television Group:
$ 4,000M	9.25%, 2017 (a)	$ 4,480,000
1,000M	8.375%, 2018 (a)	1,062,500
5,250M	XM Satellite Radio, Inc., 7.625%, 2018 (a)	5,565,000
		21,000,438
	Media-Cable TV—7.6%
6,250M	Atlantic Broadband Finance, LLC, 9.375%, 2014	6,375,000
3,025M	Cablevision Systems Corp., 8.625%, 2017	3,380,437
	CCO Holdings, LLC:
350M	7%, 2019 (a)	359,625
1,800M	7%, 2019	1,854,000
2,475M	Cequel Communications Holdings I, Inc., 8.625%, 2017 (a)	2,592,562
	Clear Channel Worldwide:
2,500M	9.25%, 2017 Series “A”	2,743,750
4,925M	9.25%, 2017 Series “B”	5,423,656
1,625M	Dish DBS Corp., 7.875%, 2019	1,767,187
1,525M	Echostar DBS Corp., 7.125%, 2016	1,635,562
2,250M	Insight Communications Co., Inc., 9.375%, 2018 (a)	2,508,750
825M	Kabel BW Erste Beteiligungs GmbH, 7.5%, 2019 (a)	849,750
2,625M	Ono Finance II, PLC, 10.875%, 2029 (a)	2,821,875
2,775M	Quebecor Media, Inc. 7.75%, 2016	2,892,938
4,850M	UPC Germany GmbH, 8.125%, 2017 (a)	5,128,875
800M	Virgin Media Finance, PLC, 9.5%, 2016	914,000
		41,247,967
	Media-Diversified—1.3%
3,400M	Entravision Communications Corp., 8.75%, 2017	3,638,000
2,000M	Lamar Media Corp., 7.875%, 2018	2,155,000
1,000M	NAI Entertainment Holdings, LLC, 8.25%, 2017 (a)	1,075,000
		6,868,000
	Metals/Mining—4.7%
4,700M	AK Steel Corp., 7.625%, 2020	4,817,500
825M	Aleris International, Inc,, 7.625%, 2018 (a)	831,187
	APERAM:
325M	7.375%, 2016 (a)	332,312
350M	7.75%, 2018 (a)	358,750

25

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2011

Principal
Amount	Security	Value
	Metals/Mining (continued)
	FMG Resources (August 2006) Property, Ltd.:
$ 1,475M	7%, 2015 (a)	$ 1,537,687
1,250M	6.375%, 2016 (a)	1,265,625
1,550M	6.875%, 2018 (a)	1,623,625
2,525M	JMC Steel Group, 8.25%, 2018 (a)	2,594,438
2,750M	Metals USA, Inc., 11.125%, 2015	2,939,063
5,025M	Novelis, Inc., 8.375%, 2017 (a)	5,464,688
1,175M	United States Steel Corp., 7.375%, 2020	1,236,688
2,425M	Vedanta Resources, PLC, 9.5%, 2018 (a)	2,667,500
		25,669,063
	Real Estate Investment Trusts—2.3%
1,375M	Brandywine Operating Partnership, LP, 5.7%, 2017	1,426,083
	CB Richard Ellis Service:
2,925M	11.625%, 2017	3,466,125
875M	6.625%, 2020	905,625
	Developers Diversified Realty Corp.:
675M	9.625%, 2016	823,148
875M	7.875%, 2020	1,005,022
2,675M	Dupont Fabros Technology, LP, 8.5%, 2017	2,959,219
1,000M	HRPT Properties Trust, 6.25%, 2017	1,070,423
575M	Omega Heathcare Investors, Inc., 6.75%, 2022 (a)	590,094
		12,245,739
	Retail-General Merchandise—6.7%
1,175M	Burlington Coat Factory Warehouse Corp., 10%, 2019 (a)	1,145,625
3,825M	DineEquity, Inc., 9.5%, 2018 (a)	4,169,250
2,100M	HSN, Inc., 11.25%, 2016	2,388,750
2,050M	J.C. Penney Corp., Inc., 7.95%, 2017	2,301,125
	Limited Brands, Inc.:
1,325M	8.5%, 2019	1,527,063
900M	6.625%, 2021	924,750
2,875M	Macys Retail Holdings, Inc., 7.45%, 2017	3,263,125
2,325M	Needle Merger Sub Corp., 8.125%, 2019 (a)	2,359,875
2,005M	QVC, Inc., 7.5%, 2019 (a)	2,115,275
3,675M	Sears Holding Corp., 6.625%, 2018 (a)	3,583,125
4,900M	Toys R Us Property Co. I, Inc., 10.75%, 2017	5,586,000
1,400M	Toys R Us Property Co. II, Inc., 8.5%, 2017	1,512,000
3,025M	Yankee Acquisition Corp., 8.5%, 2015	3,153,563
2,250M	YCC Holdings, LLC/Yankee Finance, Inc., 10.25%, 2016 (a)	2,278,125
		36,307,651

26

Principal
Amount	Security	Value
	Services—1.4%
	FTI Consulting, Inc.:
$ 1,325M	7.75%, 2016	$ 1,391,250
850M	6.75%, 2020 (a)	864,875
2,500M	PHH Corp., 9.25%, 2016	2,731,250
2,375M	Reliance Intermediate Holdings, LP, 9.5%, 2019 (a)	2,618,438
		7,605,813
	Telecommunications—8.7%
1,600M	Buccaneer Merger Sub. (Syniverse Holdings, Inc), Inc.,
	9.125%, 2019 (a)	1,704,000
	Citizens Communications Co.:
5,500M	7.125%, 2019	5,610,000
775M	9%, 2031	796,312
	Frontier Communications Corp.:
1,875M	8.125%, 2018	2,027,344
1,250M	8.5%, 2020	1,360,937
2,125M	GCI, Inc., 8.625%, 2019	2,342,813
5,575M	Inmarsat Finance, PLC, 7.375%, 2017 (a)	5,909,500
	Intelsat Jackson Holdings, Ltd.:
1,125M	7.25%, 2019 (a)(b)	1,132,031
1,175M	7.5%, 2021 (a)(b)	1,183,813
4,850M	Nextel Communications, Inc., 7.375%, 2015	4,892,438
	Qwest Communications International, Inc.:
3,500M	7.5%, 2014	3,574,375
1,625M	8%, 2015	1,801,719
	Sprint Capital Corp.:
400M	6.9%, 2019	415,000
3,325M	6.875%, 2028	3,083,938
5,125M	Wind Acquisition Finance SA, 11.75%, 2017 (a)	5,919,375
	Windstream Corp.:
3,100M	8.625%, 2016	3,301,500
1,125M	7.875%, 2017	1,212,188
1,025M	7.75%, 2020	1,058,313
		47,325,596
	Transportation—3.4%
4,200M	Aguila 3 SA, 7.875%, 2018 (a)	4,305,000
2,475M	Aircastle, Ltd., 9.75%, 2018	2,753,437
4,575M	CHC Helicopter SA, 9.25%, 2020 (a)	4,735,125

27

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2011

Principal
Amount
or Shares		Security	Value

		Transportation (continued)
		Navios Maritime Holdings:
$ 1,050M		8.875%, 2017	$ 1,143,188
2,700M		8.125%, 2019 (a)	2,733,750
2,700M		Swift Services Holdings, Inc., 10%, 2018 (a)	2,943,000
			18,613,500
		Utilities—4.4%
875M		AES Corp., 9.75%, 2016	1,008,437
2,600M		Calpine Construction Finance Co., LP, 8%, 2016 (a)	2,847,000
2,775M		Calpine Corp., 7.5%, 2021 (a)	2,886,000
3,750M		Energy Future Holdings Corp., 10%, 2020	3,992,531
1,600M		Indiantown Cogeneration Utilities, LP, 9.77%, 2020	1,718,766
2,750M		Intergen NV, 9%, 2017 (a)	2,976,875
		NRG Energy, Inc.:
4,625M		7.375%, 2017	4,833,125
1,375M		8.5%, 2019	1,454,063
1,935M		NSG Holdings, LLC, 7.75%, 2025 (a)	1,905,975
			23,622,772
Total Value of Corporate Bonds (cost $497,613,042)			525,576,495
		COMMON STOCKS—.0%
		Automotive—.0%
37,387	*	Safelite Glass Corporation – Class “B” (c)	4,767
2,523	*	Safelite Realty Corporation (c)	25
			4,792
		Telecommunications—.0%
8	*	Viatel Holding (Bermuda), Ltd. (c)	—
18,224	*	World Access, Inc.	15
			15
Total Value of Common Stocks (cost $385,770)			4,807
		SHORT-TERM INVESTMENTS—2.9%
		Money Market Fund
$15,700M		First Investors Cash Reserve Fund, .16% (cost $15,700,000) (e)	15,700,000
Total Value of Investments (cost $513,698,812)		99.9%	541,281,302
Other Assets, Less Liabilities		.1	316,682
Net Assets		100.0%	$541,597,984

28

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 4).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

(c)	Securities valued at fair value (see Note 1A).

(d)	In default as to principal and/or interest payment

(e)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2011 (see Note 2).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$525,573,745	$2,750	$525,576,495
Common Stocks	15	—	4,792	4,807
Money Market Fund	15,700,000	—	—	15,700,000
Total Investments in Securities*	$15,700,015	$525,573,745	$7,542	$541,281,302

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

29

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2011

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments	Investments
	in Corporate	in Common	Investments
	Bonds	Stocks	in Warrants	Total
Balance, September 30, 2010.	$6,329	$7,315	$—	$13,644
Net purchases (sales)*	(5,549,285)	—	5,534,961	(14,324)
Change in unrealized
appreciation (depreciation)*	5,545,706	(2,523)	—	5,543,183
Realized loss*	—	—	(5,534,961)	(5,534,961)
Transfer in and/or out
of Level 3	—	—	—	—
Balance, March 31, 2011	$2,750	$4,792	$0	$7,542

* Includes conversion of corporate bonds to warrants which were subsequently sold.

The following is a summary of Level 3 inputs by industry:

Automotive	$4,792
Health Care	2,750
$7,542

30	See notes to financial statements

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,106.98	$7.04
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.25	$6.74
Expense Example – Class B Shares
Actual	$1,000.00	$1,103.44	$10.70
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.76	$10.25

*	Expenses are equal to the annualized expense ratio of 1.34% for Class A shares and 2.04% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.

31

Portfolio of Investments
TOTAL RETURN FUND
March 31, 2011

Shares		Security	Value
		COMMON STOCKS—59.7%
		Consumer Discretionary—9.6%
80,900		American Greetings Corporation – Class “A”	$ 1,909,240
34,300		Best Buy Company, Inc.	985,096
31,800	*	BorgWarner, Inc.	2,534,142
145,200		Brown Shoe Company, Inc.	1,774,344
118,600		CBS Corporation – Class “B”	2,969,744
24,800		CEC Entertainment, Inc.	935,704
23,500		Coach, Inc.	1,222,940
60,300	*	GameStop Corporation – Class “A”	1,357,956
133,400		H&R Block, Inc.	2,233,116
54,600		Home Depot, Inc.	2,023,476
53,400		Limited Brands, Inc.	1,755,792
86,900		Lincoln Educational Services Corporation	1,380,841
28,600		McDonald’s Corporation	2,176,174
144,000	*	Morgans Hotel Group Company	1,411,200
95,300		Newell Rubbermaid, Inc.	1,823,089
8,300		NIKE, Inc. – Class “B”	628,310
27,000		Oxford Industries, Inc.	923,130
211,300	*	Pier 1 Imports, Inc.	2,144,695
99,800	*	Ruby Tuesday, Inc.	1,308,378
45,400	*	Steiner Leisure, Ltd.	2,100,204
218,600		Stewart Enterprises, Inc – Class “A”	1,670,104
37,400	*	TRW Automotive Holdings Corporation	2,059,992
28,600		Tupperware Brands Corporation	1,707,706
69,160		Wyndham Worldwide Corporation	2,199,980
			41,235,353
		Consumer Staples—6.2%
146,200		Altria Group, Inc.	3,805,586
61,200		Avon Products, Inc.	1,654,848
41,900		Coca-Cola Company	2,780,065
73,100		CVS Caremark Corporation	2,508,792
25,700		McCormick & Company, Inc.	1,229,231
79,600		Nu Skin Enterprises, Inc. – Class “A”	2,288,500
25,400		PepsiCo, Inc.	1,636,014
75,500		Philip Morris International, Inc.	4,955,065
30,400		Procter & Gamble Company	1,872,640
47,200		Walgreen Company	1,894,608
42,200		Wal-Mart Stores, Inc.	2,196,510
			26,821,859

32

Shares		Security	Value
		Energy—6.2%
34,900		Anadarko Petroleum Corporation	$ 2,859,008
15,200		Chevron Corporation	1,632,936
37,500		ConocoPhillips	2,994,750
44,000		Ensco, PLC (ADR)	2,544,960
45,627		ExxonMobil Corporation	3,838,599
1,897		Hugoton Royalty Trust	45,111
60,086		Marathon Oil Corporation	3,203,185
71,600		Noble Corporation	3,266,392
19,500		Sasol, Ltd. (ADR)	1,130,025
80,800		Suncor Energy, Inc.	3,623,072
18,270	*	Transocean, Ltd.	1,424,146
			26,562,184
		Financials—6.8%
41,100		American Express Company	1,857,720
40,500		Ameriprise Financial, Inc.	2,473,740
75,600		Brookline Bancorp, Inc.	796,068
20,992		Capital One Financial Corporation	1,090,744
42,950		Discover Financial Services	1,035,954
93,500		Financial Select Sector SPDR Fund (ETF)	1,534,335
100,500		FirstMerit Corporation	1,714,530
13,400		IBERIABANK Corporation	805,742
42,000		Invesco, Ltd.	1,073,520
58,400		JPMorgan Chase & Company	2,692,240
23,300		M&T Bank Corporation	2,061,351
56,200		Morgan Stanley	1,535,384
154,300		New York Community Bancorp, Inc.	2,663,218
81,000		NewAlliance Bancshares, Inc.	1,202,040
62,300		SPDR KBW Regional Banking (ETF)	1,657,180
122,572	*	Sunstone Hotel Investors, Inc. (REIT)	1,249,009
34,500		U.S. Bancorp	911,835
80,300		Urstadt Biddle Properties – Class “A” (REIT)	1,527,306
37,000		Wells Fargo & Company	1,172,900
			29,054,816
		Health Care—5.1%
52,500		Abbott Laboratories	2,575,125
15,000	*	Amgen, Inc.	801,750
18,700		Baxter International, Inc.	1,005,499
40,700	*	Gilead Sciences, Inc.	1,727,308
45,200		Hill-Rom Holdings, Inc.	1,716,696

33

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2011

Shares		Security	Value
		Health Care (continued)
56,200		Johnson & Johnson	$ 3,329,850
26,800		Medtronic, Inc.	1,054,580
40,700		Merck & Company, Inc.	1,343,507
168,580		Pfizer, Inc.	3,423,860
40,700		Sanofi-Aventis (ADR)	1,433,454
21,400		St. Jude Medical, Inc.	1,096,964
42,300	*	Thermo Fisher Scientific, Inc.	2,349,765
			21,858,358
		Industrials—10.6%
37,300		3M Company	3,487,550
51,804	*	Altra Holdings, Inc.	1,223,610
39,900		Armstrong World Industries, Inc.	1,846,173
25,300		Caterpillar, Inc.	2,817,155
59,300		Chicago Bridge & Iron Company NV – NY Shares	2,411,138
27,600	*	Esterline Technologies Corporation	1,951,872
41,300	*	Generac Holdings, Inc.	837,977
41,400		General Electric Company	830,070
46,400		Honeywell International, Inc.	2,770,544
3,400	*	Huntington Ingalls Industries, Inc.	141,100
45,100		IDEX Corporation	1,968,615
18,700		Lockheed Martin Corporation	1,503,480
58,900	*	Mobile Mini, Inc.	1,414,778
20,400		Northrop Grumman Corporation	1,279,284
20,400		Parker Hannifin Corporation	1,931,472
61,647	*	PGT, Inc.	144,870
31,300	*	Pinnacle Airlines Corporation	179,975
25,500		Raytheon Company	1,297,185
26,210		Republic Services, Inc.	787,348
42,500		Snap-on, Inc.	2,552,550
146,100		TAL International Group, Inc.	5,299,047
62,900		Textainer Group Holdings, Ltd.	2,337,364
81,575		Tyco International, Ltd.	3,652,113
33,800		United Technologies Corporation	2,861,170
			45,526,440
		Information Technology—10.6%
68,800		Avago Technologies, Ltd.	2,139,680
208,500	*	Brocade Communications Systems, Inc.	1,282,275
22,400	*	CACI International, Inc. – Class “A”	1,373,568
102,900		Cisco Systems, Inc.	1,764,735

34

Shares		Security	Value
		Information Technology (continued)
124,300	*	EMC Corporation	$ 3,300,165
60,600		Hewlett-Packard Company	2,482,782
61,200		Intel Corporation	1,234,404
36,800		International Business Machines Corporation	6,000,976
80,400		Intersil Corporation – Class “A”	1,000,980
151,100		Microsoft Corporation	3,831,896
126,100		National Semiconductor Corporation	1,808,274
65,450	*	NCI, Inc. – Class “A”	1,595,016
118,300	*	NCR Corporation	2,228,772
83,100	*	Parametric Technology Corporation	1,868,919
70,400		QUALCOMM, Inc.	3,860,032
43,075	*	SRA International, Inc. – Class “A”	1,221,607
113,700	*	Symantec Corporation	2,107,998
68,300		TE Connectivity, Ltd.	2,378,206
33,600	*	Varian Semiconductor Equipment Associates, Inc.	1,635,312
126,576		Western Union Company	2,628,984
			45,744,581
		Materials—3.2%
60,700		Buckeye Technologies, Inc.	1,652,861
45,900		Celanese Corporation – Series “A”	2,036,583
53,500		Freeport-McMoRan Copper & Gold, Inc.	2,971,925
18,500		Olin Corporation	424,020
13,500		Praxair, Inc.	1,371,600
83,300		RPM International, Inc.	1,976,709
21,800		Schweitzer-Mauduit International, Inc.	1,103,298
92,550		Temple-Inland, Inc.	2,165,670
			13,702,666
		Telecommunication Services—1.3%
78,900		AT&T, Inc.	2,414,340
77,700		Verizon Communications, Inc.	2,994,558
			5,408,898
		Utilities—.1%
16,100		Atmos Energy Corporation	549,010
Total Value of Common Stocks (cost $191,094,542)			256,464,165

35

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2011

Principal
Amount	Security	Value
	CORPORATE BONDS—23.3%
	Aerospace/Defense—.5%
$ 1,000M	BAE Systems Holdings, Inc., 4.95%, 2014 (a)	$ 1,063,518
1,000M	United Technologies Corp., 6.125%, 2019	1,168,379
		2,231,897
	Agriculture—.3%
1,000M	Cargill, Inc., 6%, 2017 (a)	1,122,025
	Automotive—.3%
1,000M	Daimler Chrysler NA, LLC, 6.5%, 2013	1,117,452
	Chemicals—.5%
1,000M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019 (a)	1,195,749
1,000M	Dow Chemical Co., 4.25%, 2020	958,746
		2,154,495
	Consumer Durables—.4%
1,000M	Black & Decker Corp., 8.95%, 2014	1,183,140
700M	Newell Rubbermaid, Inc., 6.75%, 2012	737,121
		1,920,261
	Energy—2.7%
500M	Canadian Oil Sands, Ltd., 7.75%, 2019 (a)	586,391
1,000M	ConocoPhillips, 5.75%, 2019	1,133,659
1,000M	DCP Midstream, LLC, 9.75%, 2019 (a)	1,290,791
500M	Energy Transfer Partners, LP, 8.5%, 2014	584,650
939M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014 (a)	1,016,266
1,000M	Nabors Industries, Inc., 5.375%, 2012	1,046,087
1,000M	Petrobras International Finance Co., 5.375%, 2021	1,008,018
1,000M	Reliance Holdings USA, Inc., 4.5%, 2020 (a)	943,903
500M	Spectra Energy Capital, LLC, 6.2%, 2018	557,166
1,000M	Suncor Energy, Inc., 6.1%, 2018	1,130,889
1,000M	Valero Energy Corp., 9.375%, 2019	1,280,178
1,000M	Weatherford International, Inc., 5.125%, 2020	994,795
		11,572,793
	Financial Services—2.6%
1,000M	Aflac, Inc., 8.5%, 2019	1,210,709
1,000M	American Express Co., 7%, 2018	1,170,369
1,000M	Ameriprise Financial, Inc., 5.3%, 2020	1,061,878

36

Principal
Amount	Security	Value
	Financial Services (continued)
$ 1,000M	BlackRock, Inc., 5%, 2019	$ 1,050,899
1,000M	Caterpillar Financial Services Corp., 5.85%, 2017	1,141,755
1,000M	CoBank, ACB, 7.875%, 2018 (a)	1,130,541
1,000M	ERAC USA Finance Co., 6.375%, 2017 (a)	1,122,595
1,000M	General Electric Capital Corp., 5.625%, 2017	1,086,598
1,000M	Harley-Davidson Funding Corp., 5.75%, 2014 (a)	1,072,407
1,000M	Prudential Financial Corp., 4.75%, 2015	1,065,811
		11,113,562
	Financials—2.5%
1,000M	Barclays Bank, PLC, 5.125%, 2020	1,019,091
1,000M	Citigroup, Inc., 6.375%, 2014	1,106,279
1,000M	Goldman Sachs Group, Inc., 6.15%, 2018	1,085,725
1,000M	JPMorgan Chase & Co., 6%, 2018	1,098,022
1,000M	Merrill Lynch & Co., Inc., 5%, 2015	1,058,863
1,000M	Morgan Stanley, 5.3%, 2013	1,063,351
1,000M	Siemens Financieringsmaatschappij NV, 5.75%, 2016 (a)	1,128,039
1,000M	SunTrust Banks, Inc., 6%, 2017	1,102,357
1,000M	UBS AG, 5.875%, 2017	1,093,481
1,000M	Wells Fargo & Co., 5.625%, 2017	1,093,749
		10,848,957
	Food/Beverage/Tobacco—2.4%
1,000M	Altria Group, Inc., 9.7%, 2018	1,316,994
1,000M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 2019	1,183,230
1,000M	Bottling Group, LLC, 5.125%, 2019	1,097,181
1,000M	Bunge Limited Finance Corp., 5.35%, 2014	1,060,647
1,000M	ConAgra Foods, Inc., 5.875%, 2014	1,094,500
1,000M	Corn Products International, Inc., 4.625%, 2020	984,758
1,000M	Diageo Capital, PLC, 5.75%, 2017	1,122,483
1,000M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,187,738
1,000M	Philip Morris International, Inc., 5.65%, 2018	1,114,849
		10,162,380
	Forest Products/Containers—.3%
1,000M	International Paper Co., 9.375%, 2019	1,289,090

37

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2011

Principal
Amount	Security	Value
	Health Care—.8%
$ 1,000M	Biogen IDEC, Inc., 6.875%, 2018	$ 1,134,414
1,000M	Novartis, 5.125%, 2019	1,084,257
1,000M	Roche Holdings, Inc., 6%, 2019 (a)	1,135,283
		3,353,954
	Information Technology—2.0%
1,000M	Cisco Systems, Inc., 3.15%, 2017	996,372
1,000M	Computer Sciences Corp., 6.5%, 2018	1,088,129
1,000M	Dell, Inc., 5.875%, 2019	1,098,681
1,000M	Harris Corp., 4.4%, 2020	997,977
1,000M	International Business Machines Corp., 8.375%, 2019	1,321,227
1,000M	Motorola, Inc., 6%, 2017	1,095,909
1,000M	Pitney Bowes, Inc., 5%, 2015	1,063,757
1,000M	Xerox Corp., 5.5%, 2012	1,046,395
		8,708,447
	Manufacturing—.8%
1,000M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018	1,162,710
1,000M	John Deere Capital Corp., 5.35%, 2018	1,102,891
1,000M	Johnson Controls, Inc., 5%, 2020	1,052,095
		3,317,696
	Media-Broadcasting—1.3%
1,000M	British Sky Broadcasting Group, PLC, 9.5%, 2018 (a)	1,320,732
1,000M	Comcast Corp., 5.15%, 2020	1,042,819
	Cox Communications, Inc.:
500M	5.5%, 2015	548,935
500M	8.375%, 2039 (a)	636,650
1,000M	DirecTV Holdings, LLC, 7.625%, 2016	1,103,675
1,000M	Time Warner Cable, Inc., 6.2%, 2013	1,100,042
		5,752,853
	Media-Diversified—.4%
1,000M	McGraw-Hill Cos., Inc., 5.9%, 2017	1,094,418
500M	News America, Inc., 5.3%, 2014	552,151
		1,646,569

38

Principal
Amount	Security	Value
	Metals/Mining—1.3%
$ 1,000M	Alcoa, Inc., 6.15%, 2020	$ 1,058,609
1,000M	ArcelorMittal, 6.125%, 2018	1,060,790
1,000M	Newmont Mining Corp., 5.125%, 2019	1,074,710
1,000M	Rio Tinto Finance USA, Ltd., 6.5%, 2018	1,153,089
1,000M	Vale Overseas, Ltd., 5.625%, 2019	1,052,219
		5,399,417
	Real Estate Investment Trusts—.8%
1,000M	Boston Properties, Inc., 5.875%, 2019	1,087,675
1,000M	ProLogis, 6.625%, 2018	1,084,715
1,000M	Simon Property Group, LP, 5.75%, 2015	1,113,328
		3,285,718
	Retail-General Merchandise—.2%
1,000M	Home Depot, Inc., 5.875%, 2036	997,268
	Telecommunications—.5%
800M	GTE Corp., 6.84%, 2018	925,838
1,000M	Verizon Communications, Inc., 8.75%, 2018	1,281,307
		2,207,145
	Transportation—.4%
1,000M	Con-way, Inc., 7.25%, 2018	1,086,854
750M	GATX Corp., 8.75%, 2014	866,457
		1,953,311
	Utilities—2.1%
1,000M	Atmos Energy Corp., 8.5%, 2019	1,251,060
1,000M	Consolidated Edison Co. of New York, 7.125%, 2018	1,209,469
1,000M	E. ON International Finance BV, 5.8%, 2018 (a)	1,113,830
1,000M	Electricite de France SA, 6.5%, 2019 (a)	1,148,178
1,000M	Exelon Generation Co., LLC, 6.2%, 2017	1,109,212
649M	Great River Energy Co., 5.829%, 2017 (a)	709,282
1,000M	Ohio Power Co., 5.375%, 2021	1,065,710
1,000M	Sempra Energy, 9.8%, 2019	1,329,607
		8,936,348

39

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2011

Principal
Amount	Security	Value
	Waste Management—.2%
$ 1,000M	Allied Waste NA, Inc., 7.125%, 2016	$ 1,044,863
Total Value of Corporate Bonds (cost $94,794,387)		100,136,501
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—8.7%
	Fannie Mae—5.4%
993M	4%, 12/1/2040	978,647
3,443M	5%, 7/1/2039 – 4/1/2040	3,619,576
9,349M	5.5%, 5/1/2033 – 10/1/2039	10,063,590
5,180M	6%, 5/1/2036 – 8/1/2037	5,662,859
1,602M	6.5%, 11/1/2033 – 6/1/2036	1,803,739
1,030M	7%, 3/1/2032 – 8/1/2032	1,206,420
		23,334,831
	Freddie Mac—3.3%
2,902M	4.5%, 9/1/2040 – 10/1/2040	2,958,459
8,849M	5.5%, 5/1/2038 – 1/1/2040	9,487,563
1,500M	6%, 9/1/2032 – 9/1/2037	1,641,429
		14,087,451
Total Value of Residential Mortgage-Backed Securities (cost $35,970,101)		37,422,282
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—2.4%
	Fannie Mae:
2,000M	2.5%, 2014	2,066,066
2,000M	1.625%, 2015	1,948,216
1,000M	1%, 2026	999,588
	Federal Farm Credit Bank:
2,000M	1.75%, 2013	2,032,146
1,000M	2.6%, 2016	999,894
	Tennessee Valley Authority:
1,000M	4.375%, 2015	1,093,554
1,000M	4.5%, 2018	1,083,048
Total Value of U.S. Government Agency Obligations (cost $10,058,575)		10,222,512

40

Principal
Amount	Security	Value
	U.S. GOVERNMENT FDIC
	GUARANTEED DEBT—.5%
	Financials
$ 2,000M	Citigroup Funding, Inc., 1.875%, 2012 (cost $2,021,600)	$ 2,038,612
	SHORT-TERM INVESTMENTS—5.0%
	Money Market Fund
21,650M	First Investors Cash Reserve Fund, .16%
	(cost $21,650,000) (b)	21,650,000
Total Value of Investments (cost $355,589,205)	99.6%	427,934,072
Other Assets, Less Liabilities	.4	1,956,270
Net Assets	100.0%	$429,890,342

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 4).

(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2011 (see Note 2).

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

41

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2011

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$256,464,165	$—	$—	$256,464,165
Corporate Bonds	—	100,136,501	—	100,136,501
Residential Mortgage-Backed
Securities	—	37,422,282	—	37,422,282
U.S. Government Agency
Obligations	—	10,222,512	—	10,222,512
U.S. Government FDIC
Guaranteed Debt	—	2,038,612	—	2,038,612
Money Market Fund	21,650,000	—	—	21,650,000
Total Investments in Securities*	$278,114,165	$149,819,907	$—	$427,934,072

*	The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

42	See notes to financial statements

Fund Expenses (unaudited)
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,143.84	$7.16
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.25	$6.74
Expense Example – Class B Shares
Actual	$1,000.00	$1,138.98	$10.88
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.76	$10.25

*	Expenses are equal to the annualized expense ratio of 1.34% for Class A shares and 2.04% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.

43

Portfolio of Investments
VALUE FUND
March 31, 2011

Shares		Security	Value
		COMMON STOCKS—96.5%
		Consumer Discretionary—13.2%
138,700		American Eagle Outfitters, Inc.	$ 2,203,943
85,900		American Greetings Corporation – Class “A”	2,027,240
96,800		Best Buy Company, Inc.	2,780,096
144,000		Brown Shoe Company, Inc.	1,759,680
52,100		Carnival Corporation	1,998,556
152,600		Chico’s FAS, Inc.	2,273,740
101,400		Comcast Corporation – Special Shares “A”	2,354,508
36,300		Fortune Brands Inc.	2,246,607
54,600		Genuine Parts Company	2,928,744
131,000		H&R Block, Inc.	2,192,940
64,300		Home Depot, Inc.	2,382,958
121,000		International Game Technology	1,963,830
78,700		J.C. Penney Company, Inc.	2,826,117
164,100		Lowe’s Companies, Inc.	4,337,163
88,100		Macy’s, Inc.	2,137,306
23,600		McDonald’s Corporation	1,795,724
78,600		Newell Rubbermaid, Inc.	1,503,618
35,900		Omnicom Group, Inc.	1,761,254
33,000	*	Ruby Tuesday, Inc.	432,630
52,500		Stage Stores, Inc.	1,009,050
123,700		Staples, Inc.	2,402,254
64,633		Time Warner, Inc.	2,307,398
92,600		Walt Disney Company	3,990,134
			51,615,490
		Consumer Staples—16.5%
60,400		Archer-Daniels-Midland Company	2,175,004
104,300		Avon Products, Inc.	2,820,272
27,700		Clorox Company	1,940,939
69,600		Coca-Cola Company	4,617,960
81,400		ConAgra Foods, Inc.	1,933,250
32,800		Costco Wholesale Corporation	2,404,896
86,700		CVS Caremark Corporation	2,975,544
54,500		Diageo, PLC (ADR)	4,153,990
39,300		H.J. Heinz Company	1,918,626
43,800		Hershey Company	2,380,530
72,600		Kimberly-Clark Corporation	4,738,602
169,700		Kraft Foods, Inc. – Class “A”	5,321,792
99,400		Kroger Company	2,382,618
83,413		PepsiCo, Inc.	5,372,631

44

Shares	Security	Value
	Consumer Staples (continued)
75,700	Philip Morris International, Inc.	$ 4,968,191
26,600	Procter & Gamble Company	1,638,560
91,150	Safeway, Inc.	2,145,671
64,700	Snyders-Lance, Inc.	1,284,295
87,500	Walgreen Company	3,512,250
110,900	Wal-Mart Stores, Inc.	5,772,345
		64,457,966
	Energy—10.5%
58,917	Chevron Corporation	6,329,453
69,200	ConocoPhillips	5,526,312
40,300	Devon Energy Corporation	3,698,331
31,300	Diamond Offshore Drilling, Inc.	2,432,010
54,500	ExxonMobil Corporation	4,585,085
27,700	Hess Corporation	2,360,317
105,600	Marathon Oil Corporation	5,629,536
62,700	Royal Dutch Shell, PLC – Class “A” (ADR)	4,568,322
42,000	SPDR S&P Oil & Gas Exploration & Production (ETF)	2,709,000
54,200	Tidewater, Inc.	3,243,870
		41,082,236
	Financials—13.7%
38,300	ACE, Ltd.	2,478,010
60,400	Allstate Corporation	1,919,512
38,700	Ameriprise Financial, Inc.	2,363,796
75,600	Bank Mutual Corporation	319,788
130,887	Bank of America Corporation	1,744,724
97,728	Bank of New York Mellon Corporation	2,919,135
45,803	Capital One Financial Corporation	2,379,924
48,656	Chubb Corporation	2,983,099
46,747	Cincinnati Financial Corporation	1,533,302
47,700	Comerica, Inc.	1,751,544
40,200	EMC Insurance Group, Inc.	998,166
68,100	First Potomac Realty Trust (REIT)	1,072,575
122,000	FirstMerit Corporation	2,081,320
57,400	FXCM, Inc. – Class “A”	747,922
152,300	Hudson City Bancorp, Inc.	1,474,264
37,900	IBERIABANK Corporation	2,278,927
60,200	Invesco, Ltd.	1,538,712
216,600	Investors Real Estate Trust (REIT)	2,057,700
103,100	JPMorgan Chase & Company	4,752,910

45

Portfolio of Investments (continued)
VALUE FUND
March 31, 2011

Shares	Security	Value
	Financials (continued)
70,300	Morgan Stanley	$ 1,920,596
136,100	NewAlliance Bancshares, Inc.	2,019,724
145,300	People’s United Financial, Inc.	1,827,874
31,900	PNC Financial Services Group, Inc.	2,009,381
59,800	Protective Life Corporation	1,587,690
58,900	Tower Group, Inc.	1,415,367
34,500	Unitrin, Inc.	1,065,360
103,000	Wells Fargo & Company	3,265,100
130,500	Westfield Financial, Inc.	1,182,330
		53,688,752
	Health Care—8.6%
116,900	Abbott Laboratories	5,733,945
42,800	Baxter International, Inc.	2,301,356
23,500	Becton, Dickinson & Company	1,871,070
67,000	GlaxoSmithKline, PLC (ADR)	2,573,470
97,900	Johnson & Johnson	5,800,575
70,600	Medtronic, Inc.	2,778,110
81,211	Merck & Company. Inc.	2,680,775
69,000	Novartis AG (ADR)	3,750,150
205,900	Pfizer, Inc.	4,181,829
36,200	Quest Diagnostics, Inc.	2,089,464
		33,760,744
	Industrials—11.8%
38,600	3M Company	3,609,100
33,600	Armstrong World Industries, Inc.	1,554,672
69,000	Avery Dennison Corporation	2,895,240
58,800	Con-way, Inc.	2,310,252
75,500	Curtiss-Wright Corporation	2,653,070
49,900	Dover Corporation	3,280,426
12,600	Dun & Bradstreet Corporation	1,011,024
55,400	Equifax, Inc.	2,152,290
46,100	General Dynamics Corporation	3,529,416
156,800	General Electric Company	3,143,840
53,900	Honeywell International, Inc.	3,218,369
57,900	Illinois Tool Works, Inc.	3,110,388
74,100	ITT Corporation	4,449,705
51,600	Pitney Bowes, Inc.	1,325,604
52,600	TAL International Group, Inc.	1,907,802

46

Shares		Security	Value
		Industrials (continued)
41,300		Textainer Group Holdings, Ltd.	$ 1,534,708
36,075		Tyco International, Ltd.	1,615,078
40,400		United Parcel Service, Inc. – Class “B”	3,002,528
			46,303,512
		Information Technology—8.9%
83,700		Automatic Data Processing, Inc.	4,294,647
20,900		AVX Corporation	311,619
73,365		Bel Fuse, Inc. – Class “B”	1,614,764
121,200		Cisco Systems, Inc.	2,078,580
56,900	*	Electronic Arts, Inc.	1,111,257
108,900		Hewlett-Packard Company	4,461,633
90,000		Intel Corporation	1,815,300
154,700		Intersil Corporation – Class “A”	1,926,015
178,500		Microsoft Corporation	4,526,760
89,800		Molex, Inc.	2,255,776
151,500		National Semiconductor Corporation	2,172,510
132,300		Nokia Corporation – Class “A” (ADR)	1,125,873
23,600		QUALCOMM, Inc.	1,293,988
51,275		TE Connectivity, Ltd.	1,785,396
56,400		Texas Instruments, Inc.	1,949,184
100,600		Western Union Company	2,089,462
			34,812,764
		Materials—5.1%
76,200		Alcoa, Inc.	1,344,930
87,800		Bemis Company, Inc.	2,880,718
22,600		Compass Minerals International, Inc.	2,113,778
109,100		Dow Chemical Company	4,118,525
72,700		DuPont (E.I.) de Nemours & Company	3,996,319
128,600		Glatfelter	1,712,952
77,800		H.B. Fuller Company	1,671,144
55,700		Sonoco Products Company	2,018,011
			19,856,377

47

Portfolio of Investments (continued)
VALUE FUND
March 31, 2011

Shares or
Principal
Amount	Security	Value
	Telecommunication Services—3.9%
208,230	AT&T, Inc.	$ 6,371,838
29,045	CenturyLink, Inc.	1,206,820
47,000	Telephone & Data Systems, Inc. – Special Shares	1,387,440
158,328	Verizon Communications, Inc.	6,101,961
		15,068,059
	Utilities—4.3%
52,900	American Electric Power Company, Inc.	1,858,906
73,650	MDU Resources Group, Inc.	1,691,740
43,600	NextEra Energy, Inc.	2,403,232
130,300	NiSource, Inc.	2,499,154
33,700	ONEOK, Inc.	2,253,856
87,600	Portland General Electric Company	2,082,252
56,300	Southwest Gas Corporation	2,194,011
66,400	Vectren Corporation	1,806,080
		16,789,231
Total Value of Common Stocks (cost $314,108,849)		377,435,131
	PREFERRED STOCKS—.3%
	Telecommunication Services
49,500	AT&T, Inc., 6.375%, 2056 (cost $1,235,523)	1,319,670
	SHORT-TERM INVESTMENTS—3.6%
	Money Market Fund
$14,055M	First Investors Cash Reserve Fund, .16% (cost $14,055,000)**	14,055,000
Total Value of Investments (cost $329,399,372)	100.4%	392,809,801
Excess of Liabilities over Other Assets	(.4)	(1,462,470)
Net Assets	100.0%	$391,347,331

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2011 (see Note 2).

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

48

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$377,435,131	$—	$—	$377,435,131
Preferred Stocks	1,319,670	—	—	1,319,670
Money Market Fund	14,055,000	—	—	14,055,000
Total Investments in Securities*	$392,809,801	$—	$—	$392,809,801

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

See notes to financial statements	49

Fund Expenses (unaudited)
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,139.72	$7.58
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.85	$7.14
Expense Example – Class B Shares
Actual	$1,000.00	$1,135.85	$11.29
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.36	$10.65

*	Expenses are equal to the annualized expense ratio of 1.42% for Class A shares and 2.12% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.

50

Portfolio of Investments
BLUE CHIP FUND
March 31, 2011

Shares	Security	Value
	COMMON STOCKS—99.5%
	Consumer Discretionary—8.9%
104,400	Best Buy Company, Inc.	$ 2,998,368
173,850	Comcast Corporation – Special Class “A”	4,036,797
126,700	H&R Block, Inc.	2,120,958
58,800	Home Depot, Inc.	2,179,128
59,800	Kohl’s Corporation	3,171,792
181,100	Lowe’s Companies, Inc.	4,786,473
29,100	McDonald’s Corporation	2,214,219
152,400	Staples, Inc.	2,959,608
60,600	Target Corporation	3,030,606
88,133	Time Warner, Inc.	3,146,348
52,900	Viacom, Inc. – Class “B”	2,460,908
100,000	Walt Disney Company	4,309,000
		37,414,205
	Consumer Staples—14.9%
108,200	Avon Products, Inc.	2,925,728
41,515	Clorox Company	2,908,956
91,300	Coca-Cola Company	6,057,755
43,400	Costco Wholesale Corporation	3,182,088
128,000	CVS Caremark Corporation	4,392,960
38,300	Kellogg Company	2,067,434
73,900	Kimberly-Clark Corporation	4,823,453
135,024	Kraft Foods, Inc. – Class “A”	4,234,353
113,600	Kroger Company	2,722,992
116,000	PepsiCo, Inc.	7,471,560
81,700	Philip Morris International, Inc.	5,361,971
91,960	Procter & Gamble Company	5,664,736
110,500	Walgreen Company	4,435,470
127,230	Wal-Mart Stores, Inc.	6,622,321
		62,871,777
	Energy—11.9%
102,000	Chevron Corporation	10,957,860
80,270	ConocoPhillips	6,410,362
48,500	Devon Energy Corporation	4,450,845
167,100	ExxonMobil Corporation	14,058,123
26,700	Hess Corporation	2,275,107

51

Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2011

Shares		Security	Value
		Energy (continued)
82,900		Marathon Oil Corporation	$ 4,419,399
69,800		Noble Corporation	3,184,276
48,300		Schlumberger, Ltd.	4,504,458
			50,260,430
		Financials—13.4%
49,500		ACE, Ltd.	3,202,650
69,300		Allstate Corporation	2,202,354
92,800		American Express Company	4,194,560
51,400		Ameriprise Financial, Inc.	3,139,512
170,236		Bank of America Corporation	2,269,246
147,587		Bank of New York Mellon Corporation	4,408,424
55,200		Capital One Financial Corporation	2,868,192
53,700		Chubb Corporation	3,292,347
173,668		JPMorgan Chase & Company	8,006,095
30,700		M&T Bank Corporation	2,716,029
56,000		MetLife, Inc.	2,504,880
84,600		Morgan Stanley	2,311,272
46,400		Northern Trust Corporation	2,354,800
66,000		State Street Corporation	2,966,040
57,700		Travelers Companies, Inc.	3,431,996
116,600		U.S. Bancorp	3,081,738
116,600		Wells Fargo & Company	3,696,220
			56,646,355
		Health Care—15.2%
136,600		Abbott Laboratories	6,700,230
69,900	*	Amgen, Inc.	3,736,155
83,600		Bristol-Myers Squibb Company	2,209,548
30,600		C.R. Bard, Inc.	3,038,886
55,900	*	Gilead Sciences, Inc.	2,372,396
169,200		Johnson & Johnson	10,025,100
36,800	*	Life Technologies Corporation	1,929,056
26,800		McKesson Corporation	2,118,540
104,300		Medtronic, Inc.	4,104,205
112,500		Merck & Company. Inc.	3,713,625
77,300		Novartis AG (ADR)	4,201,255
354,078		Pfizer, Inc.	7,191,324
41,400		Quest Diagnostics, Inc.	2,389,608
61,100		St. Jude Medical, Inc.	3,131,986

52

Shares		Security	Value

		Health Care (continued)
48,600		Teva Pharmaceutical Industries, Ltd. (ADR)	$ 2,438,262
41,450	*	Thermo Fisher Scientific, Inc.	2,302,547
39,900	*	Zimmer Holdings, Inc.	2,415,147

			64,017,870
		Industrials—10.7%
43,400		3M Company	4,057,900
385,300		General Electric Company	7,725,265
55,200		Honeywell International, Inc.	3,295,992
6,267	*	Huntington Ingalls Industries, Inc.	260,066
43,500		Illinois Tool Works, Inc.	2,336,820
66,000		Ingersoll-Rand, PLC	3,188,460
68,300		ITT Corporation	4,101,415
37,600		Northrop Grumman Corporation	2,357,896
12,300		Parker Hannifin Corporation	1,164,564
53,700		Raytheon Company	2,731,719
105,800		Republic Services, Inc.	3,178,232
67,475		Tyco International, Ltd.	3,020,856
29,100		United Parcel Service, Inc. – Class “B”	2,162,712
64,700		United Technologies Corporation	5,476,855
			45,058,752
		Information Technology—18.6%
166,500	*	Activision Blizzard, Inc.	1,826,505
84,300	*	Adobe Systems, Inc.	2,795,388
16,900	*	Apple, Inc.	5,888,805
49,000		Automatic Data Processing, Inc.	2,514,190
97,500		CA, Inc.	2,357,550
307,500		Cisco Systems, Inc.	5,273,625
115,000	*	eBay, Inc.	3,569,600
134,125	*	EMC Corporation	3,561,019
141,300		Hewlett-Packard Company	5,789,061
298,400		Intel Corporation	6,018,728
39,900		International Business Machines Corporation	6,506,493
506,345		Microsoft Corporation	12,840,909
110,500	*	NCR Corporation	2,081,820
164,100		Oracle Corporation	5,476,017
73,170		QUALCOMM, Inc.	4,011,911

53

Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2011

Shares or
Principal
Amount		Security		Value
		Information Technology (continued)
131,900	*	Symantec Corporation		$ 2,445,426
73,400		Texas Instruments, Inc.		2,536,704
144,200		Western Union Company		2,995,034
				78,488,785
		Materials—1.5%
91,200		Dow Chemical Company		3,442,800
49,400		DuPont (E.I.) de Nemours & Company		2,715,518
				6,158,318
		Telecommunication Services—3.0%
201,300		AT&T, Inc.		6,159,780
166,400		Verizon Communications, Inc.		6,413,056
				12,572,836
		Utilities—1.4%
71,700		American Electric Power Company, Inc.		2,519,538
58,300		NextEra Energy, Inc.		3,213,496
				5,733,034
Total Value of Common Stocks (cost $303,551,969)				419,222,362
		SHORT-TERM INVESTMENTS—.3%
		Money Market Fund
$ 1,260M		First Investors Cash Reserve Fund, .16% (cost $1,260,000)**		1,260,000
Total Value of Investments (cost $304,811,969)			99.8%	420,482,362
Other Assets, Less Liabilities			.2	986,275
Net Assets			100.0%	$421,468,637

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2011 (see Note 2).

Summary of Abbreviations:
ADR	American Depositary Receipts

54

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$419,222,362	$—	$—	$419,222,362
Money Market Fund	1,260,000	—	—	1,260,000
Total Investments in Securities*	$420,482,362	$—	$—	$420,482,362

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

See notes to financial statements	55

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,191.36	$7.32
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.25	$6.74
Expense Example – Class B Shares
Actual	$1,000.00	$1,187.97	$11.13
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.76	$10.25

*	Expenses are equal to the annualized expense ratio of 1.34% for Class A shares and 2.04% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.

56

Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2011

Shares		Security	Value
		COMMON STOCKS—98.1%
		Consumer Discretionary—15.7%
202,800		American Greetings Corporation – Class “A”	$ 4,786,080
100,000		Best Buy Company, Inc.	2,872,000
98,000	*	BorgWarner, Inc.	7,809,620
417,300		Brown Shoe Company, Inc.	5,099,406
345,000		CBS Corporation – Class “B”	8,638,800
75,600		CEC Entertainment, Inc.	2,852,388
70,000		Coach, Inc.	3,642,800
180,000	*	GameStop Corporation – Class “A”	4,053,600
390,000		H&R Block, Inc.	6,528,600
160,000		Home Depot, Inc.	5,929,600
155,000		Limited Brands, Inc.	5,096,400
259,000		Lincoln Educational Services Corporation	4,115,510
85,000		McDonald’s Corporation	6,467,650
445,000	*	Morgans Hotel Group Company	4,361,000
285,000		Newell Rubbermaid, Inc.	5,452,050
25,000		NIKE, Inc. – Class “B”	1,892,500
79,100		Oxford Industries, Inc.	2,704,429
606,000	*	Pier 1 Imports, Inc.	6,150,900
300,000	*	Ruby Tuesday, Inc.	3,933,000
135,000	*	Steiner Leisure, Ltd.	6,245,100
631,800		Stewart Enterprises, Inc. – Class “A”	4,826,952
115,000	*	TRW Automotive Holdings Corporation	6,334,200
88,200		Tupperware Brands Corporation	5,266,422
200,000		Wyndham Worldwide Corporation	6,362,000
			121,421,007
		Consumer Staples—10.3%
420,000		Altria Group, Inc.	10,932,600
175,000		Avon Products, Inc.	4,732,000
125,000		Coca-Cola Company	8,293,750
215,000		CVS Caremark Corporation	7,378,800
80,000		McCormick & Company, Inc.	3,826,400
235,000		Nu Skin Enterprises, Inc. – Class “A”	6,756,250
76,000		PepsiCo, Inc.	4,895,160
225,000		Philip Morris International, Inc.	14,766,750
90,562		Procter & Gamble Company	5,578,619
140,000		Walgreen Company	5,619,600
130,000		Wal-Mart Stores, Inc.	6,766,500
			79,546,429

57

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2011

Shares		Security	Value
		Energy—10.1%
100,000		Anadarko Petroleum Corporation	$ 8,192,000
45,000		Chevron Corporation	4,834,350
110,750		ConocoPhillips	8,844,495
130,000		Ensco, PLC (ADR)	7,519,200
135,490		ExxonMobil Corporation	11,398,774
6,920		Hugoton Royalty Trust	164,558
177,519		Marathon Oil Corporation	9,463,538
202,700		Noble Corporation	9,247,174
60,000		Sasol, Ltd. (ADR)	3,477,000
237,900		Suncor Energy, Inc.	10,667,436
53,208	*	Transocean, Ltd.	4,147,564
			77,956,089
		Financials—11.2%
120,700		American Express Company	5,455,640
125,000		Ameriprise Financial, Inc.	7,635,000
210,600		Brookline Bancorp, Inc.	2,217,618
63,745		Capital One Financial Corporation	3,312,190
123,700		Discover Financial Services	2,983,644
300,000		Financial Select Sector SPDR Fund (ETF)	4,923,000
290,000		FirstMerit Corporation	4,947,400
40,000		IBERIABANK Corporation	2,405,200
130,000		Invesco, Ltd.	3,322,800
173,062		JPMorgan Chase & Company	7,978,158
68,000		M&T Bank Corporation	6,015,960
165,750		Morgan Stanley	4,528,290
450,000		New York Community Bancorp, Inc.	7,767,000
265,000		NewAlliance Bancshares, Inc.	3,932,600
200,000		SPDR KBW Regional Banking (ETF)	5,320,000
357,666	*	Sunstone Hotel Investors, Inc. (REIT)	3,644,617
100,000		U.S. Bancorp	2,643,000
235,000		Urstadt Biddle Properties – Class “A” (REIT)	4,469,700
110,450		Wells Fargo & Company	3,501,265
			87,003,082
		Health Care—8.4%
155,000		Abbott Laboratories	7,602,750
45,532	*	Amgen, Inc.	2,433,685
55,000		Baxter International, Inc.	2,957,350
120,000	*	Gilead Sciences, Inc.	5,092,800
132,300		Hill-Rom Holdings, Inc.	5,024,754

58

Shares		Security	Value
		Health Care (continued)
170,625		Johnson & Johnson	$ 10,109,531
80,000		Medtronic, Inc.	3,148,000
120,000		Merck & Company. Inc.	3,961,200
499,375		Pfizer, Inc.	10,142,306
121,875		Sanofi-Aventis (ADR)	4,292,438
65,000		St. Jude Medical, Inc.	3,331,900
125,000	*	Thermo Fisher Scientific, Inc.	6,943,750
			65,040,464
		Industrials—17.5%
110,000		3M Company	10,285,000
150,000	*	Altra Holdings, Inc.	3,543,000
124,200		Armstrong World Industries, Inc.	5,746,734
75,000		Caterpillar, Inc.	8,351,250
175,500		Chicago Bridge & Iron Company NV – NY Shares	7,135,830
80,000	*	Esterline Technologies Corporation	5,657,600
119,200	*	Generac Holdings, Inc.	2,418,568
124,075		General Electric Company	2,487,704
136,500		Honeywell International, Inc.	8,150,415
10,000	*	Huntington Ingalls Industries, Inc.	414,998
134,275		IDEX Corporation	5,861,104
55,000		Lockheed Martin Corporation	4,422,000
176,150	*	Mobile Mini, Inc.	4,231,123
60,000		Northrop Grumman Corporation	3,762,600
60,000		Parker Hannifin Corporation	5,680,800
224,538	*	PGT, Inc.	527,664
96,743	*	Pinnacle Airlines Corporation	556,272
75,000		Raytheon Company	3,815,250
80,000		Republic Services, Inc.	2,403,200
125,000		Snap-on, Inc.	7,507,500
443,100		TAL International Group, Inc.	16,071,237
192,300		Textainer Group Holdings, Ltd.	7,145,868
240,000		Tyco International, Ltd.	10,744,800
100,000		United Technologies Corporation	8,465,000
			135,385,517
		Information Technology—17.4%
200,000		Avago Technologies, Ltd.	6,220,000
600,000	*	Brocade Communications Systems, Inc.	3,690,000
68,000	*	CACI International, Inc. – Class “A”	4,169,760
300,000		Cisco Systems, Inc.	5,145,000

59

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2011

Shares		Security	Value
		Information Technology (continued)
361,725	*	EMC Corporation	$ 9,603,799
180,000		Hewlett-Packard Company	7,374,600
180,375		Intel Corporation	3,638,164
108,525		International Business Machines Corporation	17,697,172
231,900		Intersil Corporation – Class “A”	2,887,155
450,000		Microsoft Corporation	11,412,000
365,000		National Semiconductor Corporation	5,234,100
185,000	*	NCI, Inc. – Class “A”	4,508,450
350,000	*	NCR Corporation	6,594,000
248,625	*	Parametric Technology Corporation	5,591,576
209,800		QUALCOMM, Inc.	11,503,334
130,000	*	SRA International, Inc. – Class “A”	3,686,800
333,025	*	Symantec Corporation	6,174,283
200,000		TE Connectivity, Ltd.	6,964,000
97,200	*	Varian Semiconductor Equipment Associates, Inc.	4,730,724
360,000		Western Union Company	7,477,200
			134,302,117
		Materials—5.2%
173,400		Buckeye Technologies, Inc.	4,721,682
136,900		Celanese Corporation – Series “A”	6,074,253
160,000		Freeport-McMoRan Copper & Gold, Inc.	8,888,000
55,000		Olin Corporation	1,260,600
40,000		Praxair, Inc.	4,064,000
249,125		RPM International, Inc.	5,911,736
65,000		Schweitzer-Mauduit International, Inc.	3,289,650
247,350		Temple-Inland, Inc.	5,787,990
			39,997,911
		Telecommunication Services—2.1%
234,000		AT&T, Inc.	7,160,400
230,000		Verizon Communications, Inc.	8,864,200
			16,024,600
		Utilities—.2%
50,000		Atmos Energy Corporation	1,705,000
Total Value of Common Stocks (cost $583,845,689)			758,382,216

60

Principal
Amount	Security	Value
	SHORT-TERM INVESTMENTS—1.1%
	Money Market Fund
$8,825M	First Investors Cash Reserve Fund, .16% (cost $8,825,000)**	$ 8,825,000
Total Value of Investments (cost $592,670,689)	99.2%	767,207,216
Other Assets, Less Liabilities	.8	6,616,171
Net Assets	100.0%	$773,823,387

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at
March 31, 2011 (see Note 2).

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

61

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2011

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$758,382,216	$—	$—	$758,382,216
Money Market Fund	8,825,000	—	—	8,825,000
Total Investments in Securities*	$767,207,216	$—	$—	$767,207,216

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

62	See notes to financial statements

Fund Expenses (unaudited)
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,127.03	$8.80
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.65	$8.35
Expense Example – Class B Shares
Actual	$1,000.00	$1,125.00	$12.50
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.16	$11.85

*	Expenses are equal to the annualized expense ratio of 1.66% for Class A shares and 2.36% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.

63

Portfolio of Investments
GLOBAL FUND
March 31, 2011

Shares		Security	Value
		COMMON STOCKS—97.7%
		United States—41.6%
22,200		Aflac, Inc.	$ 1,171,716
8,250		Allegheny Technologies, Inc.	558,690
8,200	*	Alpha Natural Resources, Inc.	486,834
18,400		American Electric Power Company, Inc.	646,576
60,535		Ameriprise Financial, Inc.	3,697,478
14,250	*	Amgen, Inc.	761,663
30,190		Analog Devices, Inc.	1,188,882
6,150		Apache Corporation	805,158
9,895	*	Apple, Inc.	3,447,913
13,800	*	Arrow Electronics, Inc.	577,944
109,800		Assured Guaranty, Ltd.	1,636,020
68,945		AT&T, Inc.	2,109,717
41,635		Bank of America Corporation	554,995
15,540		Boeing Company	1,148,872
5,600	*	Cameron International Corporation	319,760
22,000		Carnival Corporation	843,920
83,645		CBS Corporation – Class “B”	2,094,471
139,860		Cisco Systems, Inc.	2,398,599
230,800		Citigroup, Inc.	1,020,136
5,200		Cliffs Natural Resources, Inc.	511,056
2,800	*	Coinstar, Inc.	128,576
74,220		Corning, Inc.	1,531,159
18,100		Covidien, PLC	940,114
23,200		CVS Caremark Corporation	796,224
13,800		Deere & Company	1,337,082
14,300		Dover Corporation	940,082
48,610	*	eBay, Inc.	1,508,854
150,185	*	EMC Corporation	3,987,412
7,100		EOG Resources, Inc.	841,421
73,345		ExxonMobil Corporation	6,170,515
20,490		Flowserve Corporation	2,639,112
15,565		Fluor Corporation	1,146,518
174,720	*	Ford Motor Company	2,605,075
23,265		Freeport-McMoRan Copper & Gold, Inc.	1,292,371
132,780		General Electric Company	2,662,239
15,500	*	Gilead Sciences, Inc.	657,820
11,180		Goldman Sachs Group, Inc.	1,771,695
5,055	*	Google, Inc. – Class “A”	2,963,292
14,700		H.J. Heinz Company	717,654
49,545		Hartford Financial Services Group, Inc.	1,334,247

64

Shares		Security	Value
		United States (continued)
53,335		Hewlett-Packard Company	$ 2,185,135
53,335		Honeywell International, Inc.	3,184,633
13,690		International Business Machines Corporation	2,232,428
38,955	*	ITT Educational Services, Inc.	2,810,603
21,300	*	JDS Uniphase Corporation	443,892
64,995		JPMorgan Chase & Company	2,996,270
92,945		Lowe’s Companies, Inc.	2,456,536
18,845		McDonald’s Corporation	1,433,916
20,800		Medtronic, Inc.	818,480
6,900		MetLife, Inc.	308,637
102,955		Microsoft Corporation	2,610,939
10,570		Monsanto Company	763,788
18,875		NextEra Energy, Inc.	1,040,390
40,930		Noble Corporation	1,867,227
46,855		Nordstrom, Inc.	2,102,852
106,495		Oracle Corporation	3,553,738
24,270		Peabody Energy Corporation	1,746,469
43,105		PepsiCo, Inc.	2,776,393
100,109		Pfizer, Inc.	2,033,214
36,110		Philip Morris International, Inc.	2,369,899
20,010		Precision Castparts Corporation	2,945,072
52,420		Procter & Gamble Company	3,229,072
42,525		QUALCOMM, Inc.	2,331,646
22,120		Raytheon Company	1,125,244
16,880		St. Jude Medical, Inc.	865,269
19,400		Starbucks Corporation	716,830
23,270	*	Thermo Fisher Scientific, Inc.	1,292,649
29,755		TJX Companies, Inc.	1,479,716
20,600	*	Ultra Petroleum Corporation	1,014,550
27,820		United Parcel Service, Inc. – Class “B”	2,067,582
44,470		UnitedHealth Group, Inc.	2,010,044
20,900		Wal-Mart Stores, Inc.	1,087,845
143,730		Wells Fargo & Company	4,556,241
19,800	*	WESCO International, Inc.	1,237,500
37,200		Western Union Company	772,644
12,400	*	Whiting Petroleum Corporation	910,780
			129,329,985

65

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2011

Shares		Security	Value
		United Kingdom—11.3%
20,800		AstraZeneca, PLC (ADR)	$ 959,296
328,138		Barclays, PLC	1,459,881
105,736		BG Group, PLC	2,628,782
58,650		BP PLC, (ADR)	2,588,811
83,803		Capita Group, PLC	998,087
25,300		Ensco, PLC (ADR)	1,463,352
357,107		HSBC Holdings, PLC	3,669,241
112,366		Imperial Tobacco Group, PLC	3,470,855
415,191		National Grid, PLC	3,953,249
80,581		Reed Elsevier, PLC	697,503
63,964		Rio Tinto, PLC	4,489,835
23,840		Rio Tinto, PLC (ADR)	1,695,501
70,960		Standard Chartered, PLC	1,839,261
1,297,257		Vodafone Group, PLC	3,670,207
52,296		WPP, PLC	644,217
33,766		Xstrata, PLC	788,604
			35,016,682
		France—6.4%
39,235		Accor SA	1,765,288
48,808		BNP Paribas	3,574,696
28,142		Danone SA	1,840,870
18,582		Pernod Ricard SA	1,737,769
39,967	*	PSA Peugeot Citroen	1,581,279
38,242		Safran SA	1,353,478
16,096		Schneider Electric SA	2,754,733
9,655		Unibail-Rodamco	2,094,266
27,991		Vallourec SA	3,144,405
			19,846,784
		Japan—5.9%
16,100		Bridgestone Corporation	338,590
59,400		Denso Corporation	1,978,089
21,300		Eisai Company, Ltd.	766,882
13,400		FANUC, Ltd.	2,035,545
176		INPEX Corporation	1,339,961
42,600		JS Group Corporation	1,110,232
147,000		Mitsubishi Electric Corporation	1,741,723
260,600		Mitsubishi UFJ Financial Group, Inc.	1,207,413
59,000		Mitsui Fudosan Company, Ltd.	977,401
156,000		Mitsui O.S.K. Lines, Ltd.	901,593

66

Shares		Security	Value
		Japan (continued)
12,500		NIDEC Corporation	$ 1,085,907
185,200		Nissan Motor Company, Ltd.	1,649,102
68,750		Promise Company, Ltd.	483,606
15,100		Shin-Etsu Chemical Company, Ltd.	753,360
45,600		Sony Financial Holdings, Inc.	907,819
41,500		Tokio Marine Holdings, Inc.	1,113,610
			18,390,833
		Switzerland—5.4%
44,586		ABB, Ltd.	1,075,113
10,125		Compagnie Financiere Richemont SA	587,125
37,070		Credit Suisse Group AG	1,581,507
11,220		Kuehne & Nagel International AG	1,575,963
17,391		Roche Holding AG – Genusscheine	2,494,069
987		SGS SA-Registered	1,763,945
18,348		Swiss Reinsurance Company, Ltd.	1,053,930
261,300	*	UBS AG – Registered	4,707,027
112,480	*	UBS AG – Registered	2,030,264
			16,868,943
		Canada—4.6%
8,500		Agrium, Inc.	784,210
30,065		Barrick Gold Corporation	1,560,674
45,700		Canadian Natural Resources, Ltd.	2,250,352
53,400		EnCana Corporation	1,837,366
10,500		Imperial Oil, Ltd.	536,235
75,965		Nexen, Inc.	1,893,048
50,300		Potash Corp. of Saskatchewan, Inc.	2,964,179
12,600	*	Research in Motion, Ltd.	712,782
37,300		Suncor Energy Inc.	1,667,236
			14,206,082
		Germany—2.7%
29,250		Beiersdorf AG	1,787,991
20,712	*	Continental AG	1,877,592
21,818		HeidelbergCement AG	1,529,059
51,133		SAP AG	3,134,723
			8,329,365

67

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2011

Shares		Security	Value
		Brazil—2.5%
35,800		Banco Santander Brasil SA (ADS)	$ 438,908
6,400		CETIP SA – Balcao Organizado de Ativos e Derivatos	104,847
45,000		Cia de Concessoes Rodoviarias	1,318,672
113,282		Itau Unibanco Holdings SA (ADR)	2,724,432
98,800	*	Julio Simoes Logistica SA	600,665
262,200		PDG Realty SA	1,463,517
19,700		Petroleo Brasileiro SA – Petrobras (ADR)	796,471
20,500	*	Raia SA	324,371
			7,771,883
		Netherlands—1.9%
61,000	*	ASML Holding NV	2,714,500
60,571		ING Groep NV	767,678
150,242		Koninklijke (Royal) KPN NV	2,562,772
			6,044,950
		Sweden—1.9%
94,418		Assa Abloy AB – Class “B”	2,716,516
41,825		Atlas Copco AB	1,112,522
125,755	*	Volvo AB – “B” Shares	2,212,733
			6,041,771
		China—1.7%
588,300	*	Changsha Zoomlion Heavy Industry Science and Technology
		Development Company, Ltd.	1,508,151
284,500		China Shenhua Energy Co., Ltd.	1,340,532
4,600		Ctrip.com International, Ltd. (ADR)	190,854
10,900	*	New Oriental Education & Technology Group, Inc. (ADR)	1,090,763
51,100		Tencent Holdings, Ltd.	1,244,947
			5,375,247

		Hong Kong—1.6%
832,200	*	AIA Group, Ltd.	2,562,442
367,000		Hang Lung Properties, Ltd.	1,606,586
348,295		Shangri-La Asia, Ltd.	900,045

			5,069,073

68

Shares	Security	Value
	Taiwan—1.3%
14,700	Delta Electronics, Inc. (GDR)	$ 291,185
49,527	Hon Hai Precision Industry Co., Ltd. – Registered (GDR)	346,952
778	HTC Corporation	121,701
263,500	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,209,430
		3,969,268
	Israel—1.2%
77,145	Teva Pharmaceutical Industries, Ltd. (ADR)	3,870,365
	Ireland—.9%
118,557	CRH, PLC	2,725,564
	Denmark—.8%
54,816	DSV A/S	1,355,246
11,767	FLSmidth & Company A/S	1,003,782
		2,359,028
	South Korea—.7%
2,595	Samsung Electronics Company, Ltd.	2,204,786
	Italy—.7%
391,164	Snam Rete Gas SpA	2,201,536
	South Africa—.7%
71,898	Impala Platinum Holdings, Ltd.	2,082,021
	India—.6%
94,015	Bharti Airtel, Ltd.	753,469
14,600	Infosys Technologies, Ltd. (ADR)	1,046,820
		1,800,289
	Mexico—.6%
30,900	America Movil SA de CV (ADR) – Series “L”	1,795,290
	Finland—.6%
6,484	Elisa Oyj	142,899
23,424	Kone Oyj – Class “B”	1,349,588
6,885	Nokian Renkaat Oyj	293,409
		1,785,896

69

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2011

Shares or
Principal
Amount		Security	Value
		Spain—.5%
69,501		Banco Bilbao Vizcaya Argentaria SA	$ 844,364
181,486	*	International Consolidated Airlines Group SA	660,372
			1,504,736
		Russia—.5%
13,479		LUKOIL (ADR)	962,266
71,910		Rosneft Oil Company (GDR)	657,159
			1,619,425
		Chile—.4%
56,600		Enersis SA (ADR)	1,178,412
		Colombia—.3%
16,100		Bancolombia SA (ADR)	1,008,826
		Norway—.3%
40,379		Frontline, Ltd.	1,004,411
		Malaysia—.1%
397,400	*	Airasia Berhad	352,953
Total Value of Common Stocks (cost $241,464,371)			303,754,404
		SHORT-TERM INVESTMENTS—2.9%
		Money Market Fund
$ 9,050M		First Investors Cash Reserve Fund, .16% (cost $9,050,000)**	9,050,000
Total Value of Investments (cost $250,514,371)		100.6%	312,804,404
Excess of Liabilties over Other Assets		(.6)	(1,821,867)
Net Assets		100.0%	$310,982,537

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at
March 31, 2011 (see Note 2).

Summary of Abbreviations:
ADR	American Depositary Receipts
ADS	American Depositary Shares
GDR	Global Depositary Receipts

70

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$55,805,440	$—	$—	$55,805,440
Industrials	54,165,860	—	—	54,165,860
Information Technology	46,762,303	—	—	46,762,303
Energy	35,128,696	—	—	35,128,696
Consumer Discretionary	31,729,868	—	—	31,729,868
Materials	22,498,912	—	—	22,498,912
Consumer Staples	20,138,943	—	—	20,138,943
Health Care	17,469,865	—	—	17,469,865
Telecommunications Services	11,034,354	—	—	11,034,354
Utilities	9,020,163	—	—	9,020,163
Money Market Fund	9,050,000	—	—	9,050,000
Total Investments in Securities*	$312,804,404	$—	$—	$312,804,404

*	The Portfolio of Investments provides information on the country categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011

See notes to financial statements	71

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,262.52	$8.24
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.65	$7.34
Expense Example – Class B Shares
Actual	$1,000.00	$1,258.91	$12.16
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.16	$10.85

*	Expenses are equal to the annualized expense ratio of 1.46% for Class A shares and 2.16% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.

72

Portfolio of Investments
SELECT GROWTH FUND
March 31, 2011

Shares		Security	Value
		COMMON STOCKS—98.7%
		Consumer Discretionary—15.9%
55,700		Autoliv, Inc.	$ 4,134,611
135,100	*	Bed Bath & Beyond, Inc.	6,521,277
27,600	*	Chipotle Mexican Grill, Inc.	7,517,412
116,200		Limited Brands, Inc.	3,820,656
125,400		Mattel, Inc.	3,126,222
11,085	*	Priceline.com, Inc.	5,613,887
105,800		Ross Stores, Inc.	7,524,496
			38,258,561
		Consumer Staples—5.4%
98,400		Corn Products International, Inc.	5,099,088
121,000		Whole Foods Market, Inc.	7,973,900
			13,072,988
		Energy—9.9%
54,400		Chevron Corporation	5,844,192
37,900		Cimarex Energy Company	4,367,596
46,800		ExxonMobil Corporation	3,937,284
95,200		Halliburton Company	4,744,768
71,400		Helmerich & Payne, Inc.	4,904,466
			23,798,306
		Financials—11.0%
119,600		American Express Company	5,405,920
66,300		Capital One Financial Corporation	3,444,948
206,300		East West Bancorp, Inc.	4,530,348
31,100		Franklin Resources, Inc.	3,889,988
113,900		JPMorgan Chase & Co.	5,250,790
102,900		Raymond James Financial, Inc.	3,934,896
			26,456,890

73

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2011

Shares		Security	Value
		Health Care—15.3%
80,800	*	Celgene Corporation	$ 4,648,424
83,100		Cooper Companies, Inc.	5,771,295
173,500	*	Endo Pharmaceuticals Holdings, Inc.	6,620,760
152,500	*	Express Scripts, Inc.	8,480,525
69,300		McKesson Corporation	5,478,165
105,000	*	Watson Pharmaceuticals, Inc.	5,881,050
			36,880,219
		Industrials—9.1%
83,600		Eaton Corporation	4,634,784
105,800		Illinois Tool Works, Inc.	5,683,576
76,500		Manpower, Inc.	4,810,320
72,300		Parker Hannifin Corporation	6,845,364
			21,974,044
		Information Technology—23.2%
99,000	*	ANSYS, Inc.	5,364,810
30,200	*	Apple, Inc.	10,523,190
117,000	*	Arrow Electronics, Inc.	4,899,960
159,500	*	BMC Software, Inc.	7,933,530
117,700	*	Check Point Software Technologies, Ltd.	6,008,585
4,734	*	Google, Inc. – Class “A”	2,775,118
43,400		International Business Machines Corporation	7,077,238
215,100	*	TIBCO Software, Inc.	5,861,475
66,500	*	VMware, Inc. – Class “A”	5,422,410
			55,866,316
		Materials—6.2%
43,700		CF Industries Holdings, Inc.	5,977,723
162,800		Freeport-McMoRan Copper & Gold, Inc.	9,043,540
			15,021,263
		Telecommunication Services—2.7%
404,900	*	MetroPCS Communications, Inc.	6,575,576
Total Value of Common Stocks (cost $172,611,819)			237,904,163

74

Principal
Amount	Security	Value
	SHORT-TERM INVESTMENTS—1.3%
	Money Market Fund
$ 3,145M	First Investors Cash Reserve Fund, .16% (cost $3,145,000)**	$ 3,145,000
Total Value of Investments (cost $175,756,819)	100.0%	241,049,163
Excess of Liabilities over Other Assets	—	(44,131)
Net Assets	100.0%	$241,005,032

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2011 (see Note 2).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$237,904,163	$—	$—	$237,904,163
Money Market Fund	3,145,000	—	—	3,145,000
Total Investments in Securities*	$241,049,163	$—	$—	$241,049,163

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

See notes to financial statements	75

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,249.77	$7.68
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.10	$6.89
Expense Example – Class B Shares
Actual	$1,000.00	$1,245.52	$11.59
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.61	$10.40

*	Expenses are equal to the annualized expense ratio of 1.37% for Class A shares and 2.07% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.

76

Portfolio of Investments
OPPORTUNITY FUND
March 31, 2011

Shares		Security	Value
		COMMON STOCKS—98.3%
		Consumer Discretionary—19.4%
198,100		American Greetings Corporation – Class “A”	$ 4,675,160
300,000	*	Body Central Corporation	6,969,000
70,000	*	BorgWarner, Inc.	5,578,300
70,000		Coach, Inc.	3,642,800
108,800	*	Dreamworks Animation SKG, Inc. – Class “A”	3,038,784
215,000	*	GameStop Corporation – Class “A”	4,841,800
250,000		H&R Block, Inc.	4,185,000
125,000		Limited Brands, Inc.	4,110,000
204,700		Lincoln Educational Services Corporation	3,252,683
295,000	*	Morgans Hotel Group Company	2,891,000
50,000		Nordstrom, Inc.	2,244,000
127,700		Oxford Industries, Inc.	4,366,063
553,000	*	Pier 1 Imports, Inc.	5,612,950
35,000		Polo Ralph Lauren Corporation – Class “A”	4,327,750
203,200	*	Ruby Tuesday, Inc.	2,663,952
547,200		Stewart Enterprises, Inc. – Class “A”	4,180,608
167,500	*	Tempur-Pedic International, Inc.	8,485,550
110,000		Tiffany & Company	6,758,400
185,000	*	TRW Automotive Holdings Corporation	10,189,800
83,000		Tupperware Brands Corporation	4,955,930
95,000	*	Warnaco Group, Inc.	5,433,050
			102,402,580
		Consumer Staples—1.6%
70,000		McCormick & Company, Inc.	3,348,100
115,000		Nu Skin Enterprises, Inc. – Class “A”	3,306,250
65,425		Tootsie Roll Industries, Inc.	1,855,441
			8,509,791
		Energy—9.1%
20,000	*	Dril-Quip, Inc.	1,580,600
115,000		Ensco, PLC (ADR)	6,651,600
40,000		EOG Resources, Inc.	4,740,400
90,000		EQT Corporation	4,491,000
43,000		Hess Corporation	3,664,030
110,000		National-Oilwell Varco, Inc.	8,719,700
110,000	*	Plains Exploration & Production Company	3,985,300

77

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2011

Shares		Security	Value
		Energy (continued)
225,000		Talisman Energy, Inc.	$ 5,557,500
52,500	*	Transocean, Ltd.	4,092,375
190,000	*	Weatherford International, Ltd.	4,294,000
			47,776,505
		Financials—15.8%
110,000		Ameriprise Financial, Inc.	6,718,800
73,020		Berkshire Hills Bancorp, Inc.	1,522,467
75,000		City National Corporation	4,278,750
152,400		Discover Financial Services	3,675,888
150,000		Douglas Emmett, Inc. (REIT)	2,812,500
32,500		Federal Realty Investment Trust (REIT)	2,650,700
270,000		Financial Select Sector SPDR Fund (ETF)	4,430,700
225,000		FirstMerit Corporation	3,838,500
66,000		IBERIABANK Corporation	3,968,580
115,000		Invesco, Ltd.	2,939,400
185,000		Lazard, Ltd. – Class “A”	7,692,300
48,000		M&T Bank Corporation	4,246,560
245,000	*	Nasdaq OMX Group, Inc.	6,330,800
250,000		New York Community Bancorp, Inc.	4,315,000
235,000		NewAlliance Bancshares, Inc.	3,487,400
225,000		Protective Life Corporation	5,973,750
185,000		SPDR KBW Regional Banking (ETF)	4,921,000
268,905	*	Sunstone Hotel Investors, Inc. (REIT)	2,740,142
175,000		Waddell & Reed Financial, Inc. – Class “A”	7,106,750
			83,649,987
		Health Care—8.1%
75,000		DENTSPLY International, Inc.	2,774,250
62,500	*	Gilead Sciences, Inc.	2,652,500
131,200		Hill-Rom Holdings, Inc.	4,982,976
77,500		McKesson Corporation	6,126,375
10,000	*	Mettler-Toledo International, Inc.	1,720,000
20,000		Perrigo Company	1,590,400
148,600	*	Sirona Dental Systems, Inc.	7,453,776
55,000		St. Jude Medical, Inc.	2,819,300
100,000	*	Thermo Fisher Scientific, Inc.	5,555,000
165,000		Warner Chilcott, PLC – Class “A”	3,841,200
60,000	*	Watson Pharmaceuticals, Inc.	3,360,600
			42,876,377

78

Shares		Security	Value
		Industrials—14.4%
75,000		A.O. Smith Corporation	$ 3,325,500
89,300		Armstrong World Industries, Inc.	4,131,911
140,000		Chicago Bridge & Iron Company NV – NY Shares	5,692,400
150,000	*	EnerSys, Inc.	5,962,500
74,600	*	Esterline Technologies Corporation	5,275,712
102,300	*	Generac Holdings, Inc.	2,075,667
168,200		IDEX Corporation	7,341,930
82,500		J.B. Hunt Transport Services, Inc.	3,747,150
190,000	*	MasTec, Inc.	3,952,000
179,700	*	Mobile Mini, Inc.	4,316,394
130,000		Republic Services, Inc.	3,905,200
40,000		Roper Industries, Inc.	3,458,400
95,000		Snap-on, Inc.	5,705,700
266,600		TAL International Group, Inc.	9,669,582
82,500		Triumph Group, Inc.	7,297,125
			75,857,171
		Information Technology—16.0%
210,000		Avago Technologies, Ltd.	6,531,000
625,000	*	Brocade Communications Systems, Inc.	3,843,750
65,000	*	CACI International, Inc. – Class “A”	3,985,800
160,500		Comtech Telecommunications Corporation	4,362,390
200,000	*	FEI Company	6,744,000
55,000	*	Fiserv, Inc.	3,449,600
11,000	*	Inphi Corporation	231,110
237,400		Intersil Corporation – Class “A”	2,955,630
125,000	*	InterXion Holding NV	1,625,000
75,000	*	Intuit, Inc.	3,982,500
100,000	*	JDA Software Group, Inc.	3,026,000
31,400	*	ManTech International Corporation – Class “A”	1,331,360
290,000		National Semiconductor Corporation	4,158,600
51,400	*	NCI, Inc. – Class “A”	1,252,618
275,000	*	NCR Corporation	5,181,000
125,000	*	NetScout Systems, Inc.	3,415,000
130,000	*	SRA International, Inc. – Class “A”	3,686,800
297,725	*	Symantec Corporation	5,519,821
210,000		TE Connectivity, Ltd.	7,312,200
225,000		Technology Select Sector SPDR Fund (ETF)	5,865,750
125,000	*	Varian Semiconductor Equipment Associates, Inc.	6,083,750
			84,543,679

79

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2011

Shares or
Principal
Amount		Security		Value
		Materials—9.8%
110,000		Agrium, Inc.		$ 10,148,600
50,000		Allegheny Technologies, Inc.		3,386,000
78,900		Bemis Company, Inc.		2,588,709
168,100		Buckeye Technologies, Inc.		4,577,363
90,000		Freeport-McMoRan Copper & Gold, Inc.		4,999,500
299,600		Globe Specialty Metals, Inc.		6,818,896
80,000	*	Metals USA Holdings Corporation		1,309,600
50,000		Olin Corporation		1,146,000
40,000		Praxair, Inc.		4,064,000
65,000		Schweitzer-Mauduit International, Inc.		3,289,650
63,000		Sigma-Aldrich Corporation		4,009,320
140,000		Steel Dynamics, Inc.		2,627,800
125,000		Temple-Inland, Inc.		2,925,000
				51,890,438
		Telecommunication Services—.7%
186,300		NTELOS Holdings Corporation		3,429,783
		Utilities—3.4%
111,000		AGL Resources, Inc.		4,422,240
110,000		Portland General Electric Company		2,614,700
125,000		SCANA Corporation		4,921,250
200,000		Wisconsin Energy Corporation		6,100,000
				18,058,190
Total Value of Common Stocks (cost $380,003,499)				518,994,501
		SHORT-TERM INVESTMENTS—1.8%
		Money Market Fund
$ 9,300M		First Investors Cash Reserve Fund, .16% (cost $9,300,000)**		9,300,000
Total Value of Investments (cost $389,303,499)			100.1%	528,294,501
Excess of Liabilities over Other Assets			(.1)	(365,461)
Net Assets			100.0%	$527,929,040

80

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2011 (see Note 2).

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$518,994,501	$—	$—	$518,994,501
Money Market Fund	9,300,000	—	—	9,300,000
Total Investments in Securities*	$528,294,501	$—	$—	$528,294,501

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

See notes to financial statements	81

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,274.45	$8.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.75	$7.24
Expense Example – Class B Shares
Actual	$1,000.00	$1,269.63	$12.11
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.26	$10.75

*	Expenses are equal to the annualized expense ratio of 1.44% for Class A shares and 2.14% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.

82

Portfolio of Investments
SPECIAL SITUATIONS FUND
March 31, 2011

Shares		Security	Value
		COMMON STOCKS—93.7%
		Consumer Discretionary—11.2%
350,179		American Eagle Outfitters, Inc.	$ 5,564,344
116,200	*	Big Lots, Inc.	5,046,566
202,442	*	Career Education Corporation	4,599,482
826,585	*	CKX, Inc.	3,488,189
232,100		Foot Locker, Inc.	4,577,012
208,900		Men’s Wearhouse, Inc.	5,652,834
104,200		Phillips Van-Heusen Corporation	6,776,126
340,800		Regal Entertainment Group – Class “A”	4,600,800
			40,305,353
		Consumer Staples—2.0%
297,100	*	Dole Food Company, Inc.	4,049,473
42,700		J. M. Smucker Company	3,048,353
			7,097,826
		Energy—11.2%
132,875	*	Carrizo Oil & Gas, Inc.	4,907,074
362,698		EXCO Resources, Inc.	7,493,341
262,041	*	Matrix Service Company	3,642,370
276,100	*	PetroQuest Energy, Inc.	2,584,296
233,500	*	Plains Exploration & Production Company	8,459,705
204,400	*	Resolute Energy Corporation	3,707,816
56,400		SM Energy Company	4,184,316
72,200	*	Whiting Petroleum Corporation	5,303,090
			40,282,008
		Financials—14.7%
15,088	*	Alleghany Corporation	4,993,773
109,600		American Financial Group, Inc.	3,838,192
696,600		Anworth Mortgage Asset Corporation (REIT)	4,938,894
444,647		Capitol Federal Financial, Inc.	5,011,172
191,500	*	EZCORP, Inc. – Class “A”	6,011,185
93,600		Harleysville Group, Inc.	3,100,968
196,300		Jefferies Group, Inc.	4,895,722
490,100	*	Knight Capital Group, Inc. – Class “A”	6,567,340

83

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2011

Shares		Security	Value
		Financials (continued)
7,200	*	Markel Corporation	$ 2,984,040
588,400		MFA Financial, Inc. (REIT)	4,824,880
85,500		Mid-America Apartment Communities, Inc. (REIT)	5,489,100
			52,655,266
		Health Care—12.2%
92,700	*	AMERIGROUP Corporation	5,955,975
190,300	*	Endo Pharmaceuticals Holdings, Inc.	7,261,848
133,400	*	Life Technologies Corporation	6,992,828
149,469	*	Magellan Health Services, Inc.	7,335,938
85,500	*	MEDNAX, Inc.	5,695,155
271,500	*	Myriad Genetics, Inc.	5,470,725
190,700		PerkinElmer, Inc.	5,009,689
			43,722,158
		Industrials—5.5%
65,900		Alliant Techsystems, Inc.	4,657,153
145,000	*	EMCOR Group, Inc.	4,490,650
96,100	*	FTI Consulting, Inc.	3,683,513
96,300	*	Oshkosh Corporation	3,407,094
24,200		Precision Castparts Corporation	3,561,756
			19,800,166
		Information Technology—19.2%
353,500	*	Brightpoint, Inc.	3,831,940
442,600	*	Compuware Corporation	5,112,030
379,700	*	Convergys Corporation	5,452,492
143,400	*	Cymer, Inc.	8,113,572
135,127	*	Diodes, Inc.	4,602,426
194,500	*	IAC/InterActiveCorp	6,008,105
354,300	*	Lawson Software, Inc.	4,287,030
174,100		Lender Processing Services, Inc.	5,604,279
288,200	*	Microsemi Corporation	5,968,622
397,200	*	QLogic Corporation	7,368,060
263,000	*	Verigy, Ltd.	3,705,670
488,600	*	Vishay Intertechnology, Inc.	8,667,764
			68,721,990

84

Shares or
Principal
Amount		Security		Value
		Materials—16.6%
103,000		AptarGroup, Inc.		$ 5,163,390
337,400	*	Chemtura Corporation		5,803,280
56,900		Compass Minerals International, Inc.		5,321,857
157,724	*	Innospec, Inc.		5,037,704
206,200		Olin Corporation		4,726,104
112,500		Royal Gold, Inc.		5,895,000
89,900		Schnitzer Steel Industries, Inc. – Class “A”		5,844,399
201,700		Sensient Technologies Corporation		7,228,928
191,400	*	Smurfit-Stone Container Corporation		7,397,610
25,000	*	Tronox, Inc.		3,487,500
64,300		Westlake Chemical Corporation		3,613,660
				59,519,432
		Telecommunication Services—1.1%
518,800	*	Premiere Global Services, Inc.		3,953,256
Total Value of Common Stocks (cost $237,258,779)				336,057,455
		SHORT-TERM INVESTMENTS—6.9%
		Money Market Fund
$ 24,920M		First Investors Cash Reserve Fund, .16% (cost $24,920,000)**		24,920,000
Total Value of Investments (cost $262,178,779)			100.6%	360,977,455
Excess of Liabilities Over Other Assets			(.6)	(2,142,753)
Net Assets			100.0%	$358,834,702

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at
March 31, 2011 (see Note 2).

Summary of Abbreviations:
REIT	Real Estate Investment Trust

85

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2011

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$336,057,455	$—	$—	$336,057,455
Money Market Fund	24,920,000	—	—	24,920,000
Total Investments in Securities*	$360,977,455	$—	$—	$360,977,455

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

86	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/10)	(3/31/11)	(10/1/10–3/31/11)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,044.90	$9.79
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.36	$9.65
Expense Example – Class B Shares
Actual	$1,000.00	$1,042.31	$13.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,011.87	$13.14

*	Expenses are equal to the annualized expense ratio of 1.92% for Class A shares and 2.62% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.

87

Portfolio of Investments
INTERNATIONAL FUND
March 31, 2011

Shares	Security	Value
	COMMON STOCKS—99.0%
	United Kingdom—26.9%
64,186	Admiral Group, PLC	$ 1,598,863
324,659	Amlin, PLC	1,986,413
192,439	British American Tobacco, PLC	7,717,919
86,159	Bunzl, PLC	1,028,218
95,258	Capita Group, PLC	1,134,515
152,102	Diageo, PLC	2,889,170
233,914	Domino’s Pizza UK & IRL, PLC	1,604,421
171,110	Imperial Tobacco Group, PLC	5,285,389
69,641	Reckitt Benckiser Group, PLC	3,574,425
80,859	SABMiller, PLC	2,861,205
58,291	Scottish and Southern Energy, PLC	1,178,247
152,247	Standard Chartered, PLC	3,946,195
609,506	Tesco, PLC	3,722,398
		38,527,378
	India—14.0%
31,557	Bharat Heavy Electricals, Ltd.	1,459,604
122,450	HDFC Bank, Ltd.	6,441,290
20,014	Hero Honda Motors, Ltd.	713,337
397,580	Housing Development Finance Corporation, Ltd.	6,251,443
877,362	ITC, Ltd.	3,582,635
84,420	Jain Irrigation Systems, Ltd.	338,664
15,262	Nestle India, Ltd.	1,265,091
		20,052,064
	Brazil—8.6%
127,065	AES Tiete SA	1,934,778
112,662	CETIP SA – Balcao Organizado de Ativos e Derivatos	1,845,669
77,675	Companhia de Bebidas das Americas (ADR)	2,198,979
51,900	CPFL Energia SA	1,493,431
138,600	Redecard SA	2,040,553
266,365	Souza Cruz SA	2,783,590
		12,297,000

88

Shares	Security	Value
	Switzerland—7.1%
7,883	Kuehne & Nagel International AG	$ 1,107,248
107,420	Nestle SA – Registered	6,182,066
53,349	Novartis AG – Registered	2,905,227
		10,194,541
	United States—5.6%
123,429	Philip Morris International, Inc.	8,100,645
	Australia—5.5%
194,739	Coca-Cola Amatil, Ltd.	2,364,305
116,916	QBE Insurance Group, Ltd.	2,136,451
120,158	Woolworths, Ltd.	3,340,138
		7,840,894
	France—5.4%
20,203	bioMerieux	2,121,878
24,000	Bureau Veritas SA	1,887,522
33,958	Essilor International SA	2,525,153
13,300	Pernod Ricard SA	1,243,802
		7,778,355
	Canada—4.6%
28,015	Canadian National Railway Company	2,101,233
90,124	Canadian Natural Resources, Ltd.	4,437,872
		6,539,105
	Netherlands—4.0%
35,848	Core Laboratories NV	3,662,590
30,463	Royal Dutch Shell, PLC – Class “A”	1,108,638
32,364	Unilever NV	1,016,154
		5,787,382
	Japan—3.4%
31,650	Nitori Company, Ltd.	2,791,524
43,800	Secom Company, Ltd.	2,042,555
		4,834,079

89

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2011

Shares or
Principal
Amount		Security	Value
		Belgium—3.3%
48,595		Anheuser-Busch Inbev NV	$ 2,771,902
38,362		Colruyt SA	2,022,978
			4,794,880
		Ireland—3.0%
81,627		Covidien, PLC	4,239,706
		Denmark—2.9%
33,200		Novo Nordisk A/S – Series “B”	4,176,776
		Germany—1.5%
13,712		Muenchener Rueckversicherungs-Gesellschaft AG – Registered	2,167,705
		Singapore—1.0%
179,700		Oversea-Chinese Banking Corporation, Ltd.	1,365,749
		China—.8%
8,783	*	Baidu.com, Inc. (ADR)	1,210,385
		Spain—.7%
17,096		Prosegur, Compania de Seguridad SA	1,018,962
		Mexico—.7%
330,100		Wal-Mart de Mexico SAB de CV	989,697
Total Value of Common Stocks (cost $107,924,368)			141,915,303
		SHORT-TERM INVESTMENTS—.8%
		Money Market Fund
$1,150M		First Investors Cash Reserve Fund, .16% (cost $1,150,000)**	1,150,000
Total Value of Investments (cost $109,074,368)		99.8%	143,065,303
Other Assets, Less Liabilities		.2	338,460
Net Assets		100.0%	$143,403,763

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2011 (see Note 2).

Summary of Abbreviations:
ADR	American Depositary Receipts

90

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$63,912,488	$—	$—	$63,912,488
Financials	27,739,778	—	—	27,739,778
Health Care	15,968,740	—	—	15,968,740
Industrials	12,118,521	—	—	12,118,521
Energy	9,209,100	—	—	9,209,100
Consumer Discretionary	5,109,282	—	—	5,109,282
Utilities	4,606,456	—	—	4,606,456
Information Technology	3,250,938	—	—	3,250,938
Money Market Fund	1,150,000	—	—	1,150,000
Total Investments in Securities*	$143,065,303	$—	$—	$143,065,303
Other Financial Instruments**	$—	$(1,059,746)	$—	$(1,059,746)

*	The Portfolio of Investments provides information on the country categorization for the portfolio.

**	Other financial instruments are foreign exchange contracts, which are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2011.

See notes to financial statements	91

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2011

	CASH			INVESTMENT
	MANAGEMENT		GOVERNMENT	GRADE	INCOME
Assets
Investments in securities:
Cost – Unaffiliated issuers	$134,118,795		$327,115,440	$387,424,172	$497,998,812
Cost – Affiliated money market fund (Note 2)	—		325,000	2,250,000	15,700,000

Total cost of investments	$134,118,795		$327,440,440	$389,674,172	$513,698,812

Value – Unaffiliated issuers (Note 1A)	$134,118,795		$337,998,111	$412,195,601	$525,581,302
Value – Affiliated money market fund (Note 2)	—		325,000	2,250,000	15,700,000

Total value of investments	134,118,795		338,323,111	414,445,601	541,281,302
Cash	3,373,933		242,705	607,415	733,542
Receivables:
Investment securities sold	—		—	—	2,354,956
Interest	38,144		1,366,047	6,389,980	10,982,271
Shares sold	—		504,772	469,816	496,271
Other assets	26,493		55,676	66,735	84,597

Total Assets	137,557,365		340,492,311	421,979,547	555,932,939

Liabilities
Payables:
Investment securities purchased	—		1,867,054	—	12,184,008
Shares redeemed	468,407		443,004	648,202	1,164,965
Dividends payable	—		84,568	144,337	530,564
Accrued advisory fees	—		157,659	196,594	321,200
Accrued shareholder servicing costs	49,882		60,961	75,433	106,425
Accrued expenses	13,364		21,032	12,575	27,793

Total Liabilities	531,653		2,634,278	1,077,141	14,334,955

Net Assets	$137,025,712		$337,858,033	$420,902,406	$541,597,984
Net Assets Consist of:
Capital paid in	$137,025,712		$333,306,301	$425,572,043	$775,668,162
Undistributed net investment income (deficit)	—		(807,065)	(1,152,460)	709,996
Accumulated net realized loss on investments	—		(5,523,874)	(28,288,606)	(262,362,664)
Net unrealized appreciation in value of investments	—		10,882,671	24,771,429	27,582,490
Total	$137,025,712		$337,858,033	$420,902,406	$541,597,984

Net Assets:
Class A	$135,505,059		$329,258,525	$409,184,611	$531,707,813
Class B	$1,520,653		$8,599,508	$11,717,795	$9,890,171
Shares outstanding (Note 8):
Class A	135,505,059		29,151,855	43,020,579	208,879,612
Class B	1,520,653		762,043	1,232,041	3,882,548

Net asset value and redemption price per share — Class A	$1.00	#	$11.29	$9.51	$2.55

Maximum offering price per share — Class A
(Net asset value/.9425)*	N/A		$11.98	$10.09	$2.71

Net asset value and offering price per share — Class B (Note 8)	$1.00		$11.28	$9.51	$2.55

#Also maximum offering price per share.
*On purchases of $100,000 or more, the sales charge is reduced.

92	See notes to financial statements	93

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

	TOTAL			GROWTH &
	RETURN	VALUE	BLUE CHIP	INCOME	GLOBAL
Assets
Investments in securities:
Cost – Unaffiliated issuers	$333,939,205	$315,344,372	$303,551,969	$583,845,689	$241,464,371
Cost – Affiliated money market fund (Note 2)	21,650,000	14,055,000	1,260,000	8,825,000	9,050,000
Total cost of investments	$355,589,205	$329,399,372	$304,811,969	$592,670,689	$250,514,371
Value – Unaffiliated issuers (Note 1A)	$406,284,072	$378,754,801	$419,222,362	$758,382,216	$303,754,404
Value – Affiliated money market fund (Note 2)	21,650,000	14,055,000	1,260,000	8,825,000	9,050,000
Total value of investments	427,934,072	392,809,801	420,482,362	767,207,216	312,804,404
Cash	236,481	179,127	231,936	225,996	303,032
Receivables:
Investment securities sold	3,411,521	706,800	1,138,048	10,137,916	1,284,931
Dividends and interest	2,127,121	955,387	822,082	847,619	476,166
Shares sold	371,510	181,353	196,942	443,557	197,136
Other assets	61,712	57,531	64,539	107,857	45,960
Total Assets	434,142,417	394,889,999	422,935,909	778,970,161	315,111,629
Liabilities
Payables:
Investment securities purchased	3,058,716	2,322,643	161,251	3,030,214	3,238,761
Shares redeemed	777,940	855,895	890,289	1,411,043	516,231
Dividends payable	30,776	18,519	6,444	9,498	—
Forward currency contracts (Note 6)	—	—	—	—	7,811
Other liabilities	—	—	—	—	4,110
Accrued advisory fees	267,030	243,566	263,219	464,571	247,561
Accrued shareholder servicing costs.	97,143	92,190	127,433	198,211	84,716
Accrued expenses	20,470	9,855	18,636	33,237	29,902
Total Liabilities	4,252,075	3,542,668	1,467,272	5,146,774	4,129,092
Net Assets	$429,890,342	$391,347,331	$421,468,637	$773,823,387	$310,982,537
Net Assets Consist of:
Capital paid in	$364,503,763	$354,648,077	$390,258,053	$611,376,409	$284,370,430
Undistributed net investment income (deficit)	(544,635)	742,147	618,379	282,890	(382,751)
Accumulated net realized loss on investments
and foreign currency transactions	(6,413,653)	(27,453,322)	(85,078,188)	(12,372,439)	(35,294,395)
Net unrealized appreciation in value of investments
and foreign currency transactions	72,344,867	63,410,429	115,670,393	174,536,527	62,289,253
Total	$429,890,342	$391,347,331	$421,468,637	$773,823,387	$310,982,537
Net Assets:
Class A	$413,031,397	$380,023,411	$407,531,302	$746,448,767	$304,397,408
Class B	$16,858,945	$11,323,920	$13,937,335	$27,374,620	$6,585,129
Shares outstanding (Note 8):
Class A	26,638,737	51,545,348	18,407,811	48,985,137	43,967,912
Class B	1,105,441	1,561,318	677,255	1,910,362	1,092,333
Net asset value and redemption price
per share – Class A	$15.50	$7.37	$22.14	$15.24	$6.92
Maximum offering price per share – Class A
(Net asset value/.9425)*	$16.45	$7.82	$23.49	$16.17	$7.34
Net asset value and offering price per share –
Class B (Note 8)	$15.25	$7.25	$20.58	$14.33	$6.03

*On purchases of $100,000 or more, the sales charge is reduced.

94	See notes to financial statements	95

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Assets
Investments in securities:
Cost – Unaffiliated issuers	$172,611,819	$380,003,499	$237,258,779	$107,924,368
Cost – Affiliated money market fund (Note 2)	3,145,000	9,300,000	24,920,000	1,150,000
Total cost of investments	$175,756,819	$389,303,499	$262,178,779	$109,074,368
Value – Unaffiliated issuers (Note 1A)	$237,904,163	$518,994,501	$336,057,455	$141,915,303
Value – Affiliated money market fund (Note 2)	3,145,000	9,300,000	24,920,000	1,150,000
Total value of investments	241,049,163	528,294,501	360,977,455	143,065,303
Cash	185,029	166,669	194,133	1,139,615
Receivables:
Investment securities sold	—	3,304,836	—	1,245,769
Dividends and interest	83,374	441,954	51,621	936,181
Shares sold	215,587	293,521	186,374	88,913
Unrealized appreciation of foreign exchange
contracts (Note 7)	—	—	—	62,056
Other assets	32,401	69,049	46,230	21,005
Total Assets	241,565,554	532,570,530	361,455,813	146,558,842
Liabilities
Payables:
Investment securities purchased	—	3,503,457	1,817,915	1,684,505
Shares redeemed	325,938	664,486	465,858	145,201
Unrealized depreciation of foreign exchange
contracts (Note 7)	—	—	—	1,121,802
Accrued advisory fees	147,574	321,478	236,273	116,285
Accrued shareholder servicing costs	71,433	125,804	85,832	52,462
Accrued expenses	15,577	26,265	15,233	34,824
Total Liabilities	560,522	4,641,490	2,621,111	3,155,079
Net Assets	$241,005,032	$527,929,040	$358,834,702	$143,403,763
Net Assets Consist of:
Capital paid in	$260,859,398	$379,021,563	$262,248,834	$155,941,742
Undistributed net investment income (deficit)	(272,982)	2,771,990	463,910	903,437
Accumulated net realized gain (loss) on investments
and foreign currency transactions	(84,873,728)	7,144,485	(2,676,718)	(46,377,961)
Net unrealized appreciation in value of investments
and foreign currency transactions	65,292,344	138,991,002	98,798,676	32,936,545
Total	$241,005,032	$527,929,040	$358,834,702	$143,403,763
Net Assets:
Class A	$231,912,920	$506,380,644	$350,573,966	$139,843,940
Class B	$9,092,112	$21,548,396	$8,260,736	$3,559,823
Shares outstanding (Note 8):
Class A	31,737,081	17,297,630	13,317,041	13,365,056
Class B	1,355,132	846,725	362,404	350,024
Net asset value and redemption price
per share – Class A	$7.31	$29.27	$26.33	$10.46
Maximum offering price per share – Class A
(Net asset value/.9425)*	$7.76	$31.06	$27.94	$11.10
Net asset value and offering price per share –
Class B (Note 8)	$6.71	$25.45	$22.79	$10.17

*On purchases of $100,000 or more, the sales charge is reduced.

96	See notes to financial statements	97

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2011

	CASH		INVESTMENT
	MANAGEMENT	GOVERNMENT	GRADE	INCOME
Investment Income
Income:
Interest	$138,542	$7,142,324	$10,735,061	$20,834,059
Dividends from affiliate (Note 2)	—	2,404	3,169	7,067
Total income	138,542	7,144,728	10,738,230	20,841,126

Expenses (Notes 1 and 3):
Advisory fees	326,729	1,112,463	1,375,703	1,931,542
Distribution plan expenses – Class A	—	490,988	606,288	775,442
Distribution plan expenses – Class B	5,718	48,924	63,439	51,933
Shareholder servicing costs	288,129	325,263	409,865	538,712
Professional fees	21,180	26,010	29,124	38,823
Registration fees	23,250	26,000	25,000	21,000
Custodian fees	10,886	22,996	18,042	21,633
Reports to shareholders	10,000	9,000	12,000	17,168
Trustees’ fees	3,315	8,552	10,551	13,254
Other expenses	14,050	47,244	40,406	60,093

Total expenses	703,257	2,117,440	2,590,418	3,469,600
Less: Expenses waived or assumed	(561,490)	(185,410)	(229,284)	(85,542)
Expenses paid indirectly	(3,225)	(1,494)	(1,834)	(2,366)

Net expenses	138,542	1,930,536	2,359,300	3,381,692

Net investment income	—	5,214,192	8,378,930	17,459,434

Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain on investments	—	99,512	3,405,791	8,836,123

Net unrealized appreciation (depreciation) of investments	—	(1,278,722)	(15,435,218)	4,412,477

Net gain (loss) on investments	—	(1,179,210)	(12,029,427)	13,248,600

Net Increase (Decrease) in Net Assets Resulting from Operations	$—	$4,034,982	$(3,650,497)	$30,708,034

98	See notes to financial statements	99

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2011

	TOTAL						GROWTH &
	RETURN		VALUE		BLUE CHIP		INCOME		GLOBAL
Investment Income
Dividends	$3,798,646	(a)	$5,779,084	(b)	$4,688,829	(c)	$11,115,554	(d)	$2,236,196 (e)
Dividends from affiliate (Note 2)	5,992		12,455		2,513		5,730		7,297
Interest	3,663,459		—		—		—		59

Total income	7,468,097		5,791,539		4,691,342		11,121,284		2,243,552

Expenses (Notes 1 and 3):
Advisory fees	1,501,075		1,381,581		1,503,276		2,599,723		1,457,421
Distribution plan expenses – Class A	581,466		539,847		586,238		1,038,234		436,264
Distribution plan expenses – Class B	84,279		57,044		71,428		134,289		33,517
Shareholder servicing costs	479,509		449,905		644,113		981,159		442,175
Professional fees	24,488		24,524		28,101		42,371		20,770
Custodian fees	6,960		6,696		7,612		9,926		69,978
Registration fees	27,942		19,000		20,250		21,500		21,250
Reports to shareholders	13,500		13,000		20,000		26,500		14,000
Trustees’ fees	10,067		9,265		10,137		17,812		7,428
Other expenses	40,691		30,033		32,371		54,166		42,345

Total expenses	2,769,977		2,530,895		2,923,526		4,925,680		2,545,148
Less: Expenses waived	—		—		—		—		(44,078)
Expenses paid indirectly	(2,453)		(2,253)		(2,453)		(4,409)		(1,801)

Net expenses	2,767,524		2,528,642		2,921,073		4,921,271		2,499,269

Net investment income (loss)	4,700,573		3,262,897		1,770,269		6,200,013		(255,717)

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	3,566,131		5,351,327		6,023,455		9,115,126		19,939,819
Foreign currency transactions	—		—		—		—		(47,780)

Net realized gain on investments and
foreign currency transactions	3,566,131		5,351,327		6,023,455		9,115,126		19,892,039

Net unrealized appreciation of investments	32,739,683		40,796,257		44,725,711		109,237,736		15,542,545

Net gain on investments and foreign currency transactions	36,305,814		46,147,584		50,749,166		118,352,862		35,434,584

Net Increase in Net Assets Resulting from Operations	$41,006,387		$49,410,481		$52,519,435		$124,552,875		$35,178,867

(a) Net of $2,848 foreign taxes withheld
(b) Net of $40,151 foreign taxes withheld
(c) Net of $27,955 foreign taxes withheld
(d) Net of $8,485 foreign taxes withheld
(e) Net of $108,146 foreign taxes withheld

100	See notes to financial statements	101

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2011

	SELECT			SPECIAL
	GROWTH	OPPORTUNITY		SITUATIONS	INTERNATIONAL
Investment Income
Dividends	$1,350,648	$6,142,604	(f)	$2,796,896	$1,723,593 (g)
Dividends from affiliate (Note 2)	2,182	3,838		19,027	1,467
Interest	—	—		—	94

Total income	1,352,830	6,146,442		2,815,923	1,725,154

Expenses (Notes 1 and 3):
Advisory fees	816,506	1,776,671		1,461,229	666,574
Distribution plan expenses – Class A	313,565	690,279		472,827	198,744
Distribution plan expenses – Class B	43,458	105,412		39,796	17,699
Shareholder servicing costs	383,605	679,457		453,948	276,812
Professional fees	17,348	28,970		20,544	17,295
Custodian fees	2,045	5,944		8,150	90,164
Registration fees	17,500	23,250		20,250	22,250
Reports to shareholders	10,750	19,000		13,500	8,226
Trustees’ fees	5,353	11,832		7,921	3,416
Other expenses	17,025	36,514		24,370	16,071

Total expenses	1,627,155	3,377,329		2,522,535	1,317,251
Less: Expenses waived	—	—		(168,520)	—
Expenses paid indirectly	(1,343)	(2,981)		(2,002)	(805)

Net expenses	1,625,812	3,374,348		2,352,013	1,316,446

Net investment income (loss)	(272,982	2,772,094		463,910	408,708

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	9,452,042	13,836,422		18,675,904	1,780,295
Foreign currency transactions	—	—		—	(1,395,998)
Net realized gain on investments
and foreign currency transactions	9,452,042	13,836,422		18,675,904	384,297
Net unrealized appreciation (depreciation) of:
Investments	40,838,432	88,730,748		58,080,595	5,762,854
Foreign currency transactions	—	—		—	(359,283)
Net unrealized appreciation of investments and
foreign currency transactions	40,838,432	88,730,748		58,080,595	5,403,571

Net gain on investments and foreign currency transactions	50,290,474	102,567,170		76,756,499	5,787,868

Net Increase in Net Assets Resulting from Operations	$50,017,492	$105,339,264		$77,220,409	$6,196,576

(f) Net of $6,198 foreign taxes withheld
(g) Net of $113,119 foreign taxes withheld

102	See notes to financial statements	103

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	CASH MANAGEMENT		GOVERNMENT		INVESTMENT GRADE		INCOME
	10/1/10 to	10/1/09 to	10/1/10 to	10/1/09 to	10/1/10 to	10/1/09 to	10/1/10 to	10/1/09 to
	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10
Increase (Decrease) in Net Assets From Operations
Net investment income	$—	$—	$5,214,192	$10,770,050	$8,378,930	$16,503,247	$17,459,434	$34,376,424
Net realized gain (loss) on investments	—	—	99,512	3,103,773	3,405,791	13,779,861	8,836,123	(6,736,530)
Net unrealized appreciation (depreciation) of investments	—	—	(1,278,722)	2,718,962	(15,435,218)	16,328,093	4,412,477	41,269,692

Net increase (decrease) in net assets resulting
from operations	—	—	4,034,982	16,592,785	(3,650,497)	46,611,201	30,708,034	68,909,586

Dividends to Shareholders
Net investment income – Class A	—	—	(5,896,183)	(11,719,577)	(8,984,276)	(17,308,661)	(17,849,517)	(35,370,028)
Net investment income – Class B	—	—	(143,603)	(390,654)	(239,727)	(611,139)	(326,196)	(775,851)

Total dividends	—	—	(6,039,786)	(12,110,231)	(9,224,003)	(17,919,800)	(18,175,713)	(36,145,879)

Share Transactions *
Class A:
Proceeds from shares sold	71,769,300	103,494,290	32,980,255	77,347,300	43,768,286	92,777,083	35,147,249	60,690,077
Reinvestment of dividends	—	—	5,391,592	10,581,329	8,131,184	15,532,529	14,726,795	28,803,544
Cost of shares redeemed	(70,367,345)	(141,727,633)	(33,142,470)	(53,101,171)	(35,086,657)	(56,404,349)	(34,955,406)	(55,246,111)

	1,401,955	(38,233,343)	5,229,377	34,827,458	16,812,813	51,905,263	14,918,638	34,247,510
Class B:
Proceeds from shares sold	386,167	1,539,880	518,227	1,715,685	629,958	1,808,223	615,243	1,330,180
Reinvestment of dividends	—	—	134,990	362,862	224,392	565,450	282,142	661,566
Cost of shares redeemed	(604,556)	(3,230,970)	(2,858,570)	(4,525,074)	(2,587,047)	(5,959,456)	(2,148,363)	(3,552,378)

	(218,389)	(1,691,090)	(2,205,353)	(2,446,527)	(1,732,697)	(3,585,783)	(1,250,978)	(1,560,632)

Net increase (decrease) from share transactions	1,183,566	(39,924,433)	3,024,024	32,380,931	15,080,116	48,319,480	13,667,660	32,686,878

Net increase (decrease) in net assets	1,183,566	(39,924,433)	1,019,220	36,863,485	2,205,616	77,010,881	26,199,981	65,450,585

Net Assets
Beginning of period	135,842,146	175,766,579	336,838,813	299,975,328	418,696,790	341,685,909	515,398,003	449,947,418

End of period †	$137,025,712	$135,842,146	$337,858,033	$336,838,813	$420,902,406	$418,696,790	$541,597,984	$515,398,003

†Includes undistributed net investment income (deficit) of	$—	$—	$(807,065)	$18,529	$(1,152,460)	$(1,228,073)	$709,996	$731,963

*Shares Issued and Redeemed
Class A:
Sold	71,769,300	103,494,290	2,902,630	6,837,194	4,549,797	9,912,848	13,895,132	25,340,112
Issued for dividends reinvested	—	—	474,491	935,774	846,655	1,652,178	5,821,057	11,996,262
Redeemed	(70,367,345)	(141,727,633)	(2,918,968)	(4,701,354)	(3,654,325)	(6,026,306)	(13,831,929)	(23,070,665)

Net increase (decrease) in Class A shares outstanding	1,401,955	(38,233,343)	458,153	3,071,614	1,742,127	5,538,720	5,884,260	14,265,709

Class B:
Sold	386,167	1,539,880	45,651	151,892	65,654	193,657	243,168	554,862
Issued for dividends reinvested	—	—	11,885	32,138	23,352	60,264	111,562	275,454
Redeemed	(604,556)	(3,230,970)	(251,977)	(400,873)	(269,444)	(639,197)	(850,077)	(1,483,639)

Net decrease in Class B shares outstanding	(218,389)	(1,691,090)	(194,441)	(216,843)	(180,438)	(385,276)	(495,347)	(653,323)

104	See notes to financial statements	105

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN		VALUE		BLUE CHIP		GROWTH & INCOME
	10/1/10 to	10/1/09 to	10/1/10 to	10/1/09 to	10/1/10 to	10/1/09 to	10/1/10 to	10/1/09 to
	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10
Increase (Decrease) in Net Assets From Operations
Net investment income	$4,700,573	$6,684,269	$3,262,897	$4,782,032	$1,770,269	$3,213,011	$6,200,013	$4,160,650
Net realized gain on investments	3,566,131	4,700,281	5,351,327	11,905,008	6,023,455	5,636,663	9,115,126	3,057,400
Net unrealized appreciation of investments	32,739,683	20,333,126	40,796,257	14,490,454	44,725,711	14,721,082	109,237,736	46,947,411
Net increase in net assets resulting
from operations	41,006,387	31,717,676	49,410,481	31,177,494	52,519,435	23,570,756	124,552,875	54,165,461
Dividends to Shareholders
Net investment income – Class A	(5,276,675)	(7,206,405)	(3,233,346)	(4,770,685)	(1,919,705)	(3,748,853)	(6,476,687)	(3,447,522)
Net investment income – Class B	(170,737)	(265,077)	(62,848)	(91,965)	(25,294)	(65,517)	(174,740)	(7,107)

Total dividends	(5,447,412)	(7,471,482)	(3,296,194)	(4,862,650)	(1,944,999)	(3,814,370)	(6,651,427)	(3,454,629)

Share Transactions *
Class A:
Proceeds from shares sold	43,074,994	65,236,988	27,656,965	47,998,032	22,719,485	42,299,508	52,065,750	86,759,378
Reinvestment of dividends	5,190,632	7,095,031	3,180,932	4,692,913	1,903,596	3,717,017	6,418,727	3,415,609
Cost of shares redeemed	(30,135,505)	(50,060,155)	(30,223,449)	(51,740,503)	(32,519,177)	(55,163,840)	(51,874,921)	(89,994,980)

	18,130,121	22,271,864	614,448	950,442	(7,896,096)	(9,147,315)	6,609,556	180,007
Class B:
Proceeds from shares sold	1,176,739	1,479,911	514,871	931,640	684,562	1,258,064	1,107,806	2,407,343
Reinvestment of dividends	169,785	263,214	62,652	91,498	25,234	65,439	174,190	7,097
Cost of shares redeemed	(2,970,266)	(6,622,753)	(1,817,320)	(3,250,976)	(2,999,110)	(6,213,513)	(4,499,226)	(9,067,038)

	(1,623,742)	(4,879,628)	(1,239,797)	(2,227,838)	(2,289,314)	(4,890,010)	(3,217,230)	(6,652,598)

Net increase (decrease) from share transactions	16,506,379	17,392,236	(625,349)	(1,277,396)	(10,185,410)	(14,037,325)	3,392,326	(6,472,591)

Net increase in net assets	52,065,354	41,638,430	45,488,938	25,037,448	40,389,026	5,719,061	121,293,774	44,238,241

Net Assets
Beginning of period	377,824,988	336,186,558	345,858,393	320,820,945	381,079,611	375,360,550	652,529,613	608,291,372

End of period†	$429,890,342	$377,824,988	$391,347,331	$345,858,393	$421,468,637	$381,079,611	$773,823,387	$652,529,613

†Includes undistributed net investment income (deficit) of	$(544,635)	$202,204	$742,147	$775,444	$618,379	$793,109	$282,890	$734,304

*Shares Issued and Redeemed
Class A:
Sold	2,869,231	4,717,067	3,943,569	7,583,329	1,072,312	2,190,993	3,643,841	6,879,346
Issued for dividends reinvested	342,565	513,741	444,027	743,977	88,361	192,725	442,814	271,569
Redeemed	(2,009,832)	(3,616,060)	(4,307,596)	(8,163,446)	(1,538,550)	(2,851,867)	(3,636,649)	(7,135,325)

Net increase (decrease) in Class A shares outstanding	1,201,964	1,614,748	80,000	163,860	(377,877)	(468,149)	450,006	15,590

Class B:
Sold	79,594	108,792	73,869	149,472	34,550	69,790	82,245	203,071
Issued for dividends reinvested	11,416	19,385	8,931	14,731	1,273	3,627	12,913	584
Redeemed	(202,407)	(489,191)	(261,280)	(523,549)	(153,232)	(345,863)	(338,844)	(765,993)

Net decrease in Class B shares outstanding	(111,397)	(361,014)	(178,480)	(359,346)	(117,409)	(272,446)	(243,686)	(562,338)

106	See notes to financial statements	107

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	GLOBAL		SELECT GROWTH		OPPORTUNITY		SPECIAL SITUATIONS
	10/1/10 to	10/1/09 to	10/1/10 to	10/1/09 to	10/1/10 to	10/1/09 to	10/1/10 to	10/1/09 to
	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(255,717)	$59,861	$(272,982)	$(959,946)	$2,772,094	$793,668	$463,910	$(794,506)
Net realized gain on investments and foreign
currency transactions	19,892,039	16,003,052	9,452,042	11,072,238	13,836,422	17,731,893	18,675,904	26,160,463
Net unrealized appreciation of investments
and foreign currency transactions	15,542,545	2,462,568	40,838,432	5,200,313	88,730,748	30,124,890	58,080,595	5,717,051
Net increase in net assets resulting
from operations	35,178,867	18,525,481	50,017,492	15,312,605	105,339,264	48,650,451	77,220,409	31,083,008
Dividends to Shareholders
Net investment income – Class A	—	(427,532)	—	—	(785,813)	—	—	—
Net investment income – Class B	—	—	—	—	(7,098)	—	—	—

Total dividends	—	(427,532)	—	—	(792,911)	—	—	—

Share Transactions *
Class A:
Proceeds from shares sold	21,071,769	37,303,365	16,909,572	28,932,274	36,968,658	56,923,811	22,979,358	35,218,514
Reinvestment of dividends	—	421,308	—	—	781,830	—	—	—
Cost of shares redeemed	(20,145,768)	(35,543,345)	(16,585,768)	(29,917,838)	(33,439,457)	(56,238,588)	(21,805,396)	(37,396,683)

	926,001	2,181,328	323,804	(985,564)	4,311,031	685,223	1,173,962	(2,178,169)
Class B:
Proceeds from shares sold	462,970	802,245	381,748	778,215	1,082,640	1,670,590	499,157	668,989
Reinvestment of dividends	—	—	—	—	7,087	—	—	—
Cost of shares redeemed	(1,210,803)	(2,001,142)	(1,697,563)	(3,551,178)	(4,264,698)	(7,204,124)	(1,709,401)	(2,842,096)

	(747,833)	(1,198,897)	(1,315,815)	(2,772,963)	(3,174,971)	(5,533,534)	(1,210,244)	(2,173,107)

Net increase (decrease) from share transactions	178,168	982,431	(992,011)	(3,758,527)	1,136,060	(4,848,311)	(36,282)	(4,351,276)

Net increase in net assets	35,357,035	19,080,380	49,025,481	11,554,078	105,682,413	43,802,140	77,184,127	26,731,732

Net Assets
Beginning of period	275,625,502	256,545,122	191,979,551	180,425,473	422,246,627	378,444,487	281,650,575	254,918,843

End of period†	$310,982,537	$275,625,502	$241,005,032	$191,979,551	$527,929,040	$422,246,627	$358,834,702	$281,650,575

†Includes undistributed net investment income (deficit) of	$(382,751)	$(127,034)	$(272,982)	$—	$2,771,990	$792,807	$463,910	$—

*Shares Issued and Redeemed
Class A:
Sold	3,168,124	6,360,255	2,534,783	5,206,038	1,371,166	2,558,776	960,488	1,802,540
Issued for dividends reinvested	—	70,927	—	—	28,744	—	—	—
Redeemed	(3,028,644)	(6,087,314)	(2,502,879)	(5,392,868)	(1,245,075)	(2,529,554)	(912,080)	(1,909,903)

Net increase (decrease) in Class A shares outstanding	139,480	343,868	31,904	(186,830)	154,835	29,222	48,408	(107,363)

Class B:
Sold	78,696	156,238	61,761	151,295	45,685	85,932	23,981	39,330
Issued for dividends reinvested	—	—	—	—	299	—	—	—
Redeemed	(207,480)	(392,927)	(285,688)	(695,270)	(184,310)	(370,238)	(83,755)	(167,386)

Net decrease in Class B shares outstanding	(128,784)	(236,689)	(223,927)	(543,975)	(138,326)	(284,306)	(59,774)	(128,056)

108	See notes to financial statements	109

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	INTERNATIONAL
	10/1/10 to	10/1/09 to
	3/31/11	9/30/10
Increase (Decrease) in Net Assets From Operations
Net investment income	$408,708	$1,586,071
Net realized gain (loss) on investments
and foreign currency transactions	384,297	(2,771,605)
Net unrealized appreciation of investments
and foreign currency transactions	5,403,571	17,926,493
Net increase in net assets resulting
from operations	6,196,576	16,740,959
Dividends to Shareholders
Net investment income – Class A	(2,252,972)	(255,393)
Net investment income – Class B	(56,124)	—

Total dividends	(2,309,096)	(255,393)

Share Transactions *
Class A:
Proceeds from shares sold	14,229,052	24,832,707
Reinvestment of dividends	2,243,435	254,426
Cost of shares redeemed	(9,997,843)	(19,203,741)

	6,474,644	5,883,392
Class B:
Proceeds from shares sold	225,359	434,739
Reinvestment of dividends	56,091	—
Cost of shares redeemed	(378,073)	(711,435)

	(96,623)	(276,696)

Net increase from share transactions	6,378,021	5,606,696

Net increase in net assets	10,265,501	22,092,262

Net Assets
Beginning of period	133,138,262	111,046,000

End of period †	$143,403,763	$133,138,262

†Includes undistributed net investment income of	$903,437	$2,803,825

*Shares Issued and Redeemed
Class A:
Sold	1,399,592	2,673,494
Reinvestment of dividends	218,446	27,299
Redeemed	(983,465)	(2,061,028)

Net increase in Class A shares outstanding	634,573	639,765

Class B:
Sold	22,800	48,103
Reinvestment of dividends	5,615	—
Redeemed	(38,308)	(78,501)

Net decrease in Class B shares outstanding	(9,893)	(30,398)

110	See notes to financial statements

Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

1. Significant Accounting Policies— First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”), each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (“the 1940 Act”) as diversified, open-end management investment companies and operate as series funds. The Income Funds issue shares of beneficial interest in the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income. The Equity Funds issue shares of beneficial interest in the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund (each a “Fund”, collectively, “the Funds”). The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2011 is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fund For Income seeks high current income.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return.

Growth & Income Fund seeks long-term growth of capital and current income.

Global Fund seeks long-term capital growth.

Select Growth Fund seeks long-term growth of capital.

Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

International Fund primarily seeks long-term capital growth.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security

111

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trusts’ Board of Trustees (the “Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If FIMCO’s Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At March 31, 2011, Fund For Income held four securities that were fair valued by FIMCO’s Valuation Committee with an aggregate value of $7,542, representing 0.0% of the Fund’s net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

112

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of March 31, 2011, for each Fund’s investments is included at the end of each Fund’s portfolio of investments.

In January 2010, FASB released Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”). Among the new disclosures and clarifications of existing disclosures ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation

113

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. The Funds adopted ASU No. 2010-06 on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2010, capital loss carryovers were as follows:

				Year Capital Loss Carryovers Expire
Fund	Total	2011	2012	2013	2014	2015	2016	2017	2018
Government	$5,623,386	$—	$308,826	$1,600,894	$740,643	$1,909,473	$1,063,550	$—	$—
Investment Grade	30,773,711	—	—	—	—	3,567,502	401,409	26,804,800	—
Fund For Income	259,762,605	52,099,335	25,740,298	10,200,012	7,456,986	24,660,250	5,033,118	23,949,720	110,622,886
Total Return	8,644,290	—	—	—	—	—	—	5,168,651	3,475,639
Value	32,785,545	14,265,890	—	—	—	—	—	18,519,655	—
Blue Chip*	85,083,025	70,632,641	—	—	—	—	—	12,329,978	2,120,406
Growth & Income	18,969,083	—	—	—	—	—	—	8,796,265	10,172,818
Global	47,792,818	—	—	—	—	—	—	18,998,989	28,793,829
Select Growth	94,321,335	—	—	—	—	—	2,098,139	48,016,088	44,207,108
Opportunity	6,689,308	—	—	—	—	—	—	4,904,349	1,784,959
Special Situations	19,696,194	—	—	—	—	—	—	12,205,466	7,490,728
International	42,081,579	—	—	—	—	82,339	1,552,900	19,541,066	20,905,274

*For Blue Chip Fund, $1,445,102 of the $85,083,025 capital loss carryover was acquired on August 10, 2007 in the tax-free reorganization with the First Investors Focused Equity Fund that was approved by the Equity Funds’ Board of Trustees. Due to the reorganization the Fund will have available for utilization $1,445,102 for the taxable year 2011. These capital loss carryovers will expire in 2011 (Note 9).

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008–2010, or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

114

C. Distributions to Shareholders—Dividends from net investment income of the Government Fund, Investment Grade Fund and Fund For Income are generally declared daily and paid monthly. The Cash Management Fund declares distributions, if any, daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund are declared and paid annually. Other than the Cash Management Fund, distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Foreign Currency Translations—The accounting records of Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

115

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. The Bank of New York Mellon (“BONY”), custodian for the Income Funds, has provided credits in the amount of $26 against custodian charges based on the uninvested cash balances of the Funds. The Funds reduced expenses through brokerage service arrangements. For the six months ended March 31, 2011, expenses were reduced by $8,893 for the Income Funds and by $20,500 for the Equity Funds under these arrangements.

2. Security Transactions—For the six months ended March 31, 2011, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Government	$79,055,633	$73,970,244	$—	$—
Investment Grade	101,736,221	82,278,556	—	—
Fund For Income	244,179,496	231,603,765	—	—
Total Return	69,722,997	80,051,358	7,042,304	965,870
Value	35,078,895	34,695,031	—	—
Blue Chip	21,582,599	31,097,828	—	—
Growth & Income	102,418,905	88,893,265	—	—
Global	152,261,663	146,644,138	—	—
Select Growth	65,678,552	68,078,801	—	—
Opportunity	87,198,730	87,922,724	—	—
Special Situations	92,153,989	99,423,930	—	—
International	24,828,081	20,290,426	—	—

116

At March 31, 2011, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Government	$ 327,440,440	$ 11,953,516	$ 1,070,845	$ 10,882,671
Investment Grade	391,462,288	24,338,110	1,354,797	22,983,313
Fund For Income	514,361,023	32,179,043	5,258,765	26,920,278
Total Return	357,454,461	78,660,253	8,180,642	70,479,611
Value	329,418,476	80,162,441	16,771,116	63,391,325
Blue Chip	310,440,846	121,495,424	11,453,908	110,041,516
Growth & Income	594,858,586	208,072,459	35,723,829	172,348,630
Global	256,463,718	57,768,237	1,427,551	56,340,686
Select Growth	175,756,819	65,688,746	396,402	65,292,344
Opportunity	389,306,125	156,354,939	17,366,563	138,988,376
Special Situations	263,685,740	100,109,575	2,817,860	97,291,715
International	109,960,605	33,935,281	830,582	33,104,699

Certain of the Funds may invest in First Investors Cash Reserve Fund (“Cash Reserve Fund”), an affiliated unregistered money market fund managed by First Investors Management Company, Inc. During the six months ended March 31, 2011, purchases, sales and dividend income earned by the Funds that invested in the Cash Reserve Fund were as follows:

	Value at	Purchase	Sales	Value at	Dividend
Fund	9/30/10	Shares/Cost	Shares/Costs	3/31/11	Income
Government	$1,100,000	$42,625,000	$43,400,000	$325,000	$2,404
Investment Grade	3,650,000	40,775,000	42,175,000	2,250,000	3,169
Fund For Income	17,660,000	85,900,000	87,860,000	15,700,000	7,067
Total Return	5,300,000	47,600,000	31,250,000	21,650,000	5,992
Value	13,780,000	19,370,000	19,095,000	14,055,000	12,455
Blue Chip	3,295,000	18,735,000	20,770,000	1,260,000	2,513
Growth & Income	27,560,000	42,200,000	60,935,000	8,825,000	5,730
Global	9,560,000	46,370,000	46,880,000	9,050,000	7,297
Select Growth	2,135,000	9,390,000	8,380,000	3,145,000	2,182
Opportunity	5,120,000	53,475,000	49,295,000	9,300,000	3,838
Special Situations	11,865,000	53,460,000	40,405,000	24,920,000	19,027
International	2,055,000	13,200,000	14,105,000	1,150,000	1,467

117

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

3. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trusts are officers and directors of the Trusts’ investment adviser, First Investors Management Company, Inc. (“FIMCO”), their underwriter, First Investors Corporation (“FIC”), their transfer agent, Administrative Data Management Corp. (“ADM”) and/or First Investors Federal Savings Bank (“FIFSB”), custodian of the Funds’ retirement accounts. As of January 19, 2011, FIFSB is no longer an affiliate of the Trusts. Trustees of the Trusts who are not “interested persons” of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2011, total trustees fees accrued by the Income Funds and Equity Funds amounted to $35,672 and $83,231, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Cash Management Fund—.50% of the Fund’s average daily net assets. During the period October 1, 2010 to March 31, 2011, FIMCO has voluntarily waived $274,689 in advisory fees to limit the Fund’s overall expense ratio to .60% on Class A shares and 1.35% on Class B shares. Also, FIMCO has voluntarily waived an additional $52,040 in advisory fees and assumed $207,153 of other expenses to prevent a negative yield on the Fund’s shares.

Government and Investment Grade Funds—.66% on the first $500 million of each Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. For the six months ended March 31, 2011, FIMCO has voluntarily waived 16.7% of the .66% annual fee to limit the advisory fee to .55% of each Fund’s average daily net assets.

Fund For Income—.75% on the first $250 million of the Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended March 31, 2011, FIMCO has voluntarily waived 6.7% of the .75% annual fee to limit the advisory fee to .70% of the Fund’s average daily net assets.

Total Return, Value, Blue Chip, Growth & Income, Select Growth, and Opportunity Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Special Situations Fund— 1% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on

118

the next $250 million, .66% on the next $500 million, and .64% on average daily net assets over $1.5 billion. For the six months ended March 31, 2011, FIMCO has voluntarily waived 20% of the 1% annual fee to limit the advisory fee to .80% of the Fund’s average daily net assets.

Global and International Funds—.98% on the first $300 million of each Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. For the six months ended March 31, 2011, FIMCO has voluntarily waived 3.1% of the .98% annual fee on Global Fund to limit the advisory fee to .95% of the Fund’s average daily net assets.

For the six months ended March 31, 2011, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $4,746,437 and $13,164,056, respectively, of which $826,965 and $212,598, respectively, was voluntarily waived by FIMCO as noted above.

For the six months ended March 31, 2011, FIC, as underwriter, received from the Income Funds and Equity Funds $3,309,450 and $8,467,423, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $32,624 and $14,355, respectively, to other dealers. For the six months ended March 31, 2011, shareholder servicing costs for the Income Funds and Equity Funds included $1,226,245 (of which $27,608 was voluntarily waived by ADM on the Cash Management Fund) and $3,513,402, respectively, in transfer agent fees accrued to ADM and $212,516 and $970,391, respectively, in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Cash Management Fund is authorized to pay FIC a fee of 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2011, total distribution plan fees accrued to FIC by the Income Funds and Equity Funds amounted to $2,042,732 and $5,444,386, respectively.

Muzinich & Co., Inc., serves as investment subadviser to Fund For Income, Wellington Management Company, LLP serves as investment subadviser to Global Fund, Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund, Paradigm Capital Management, Inc. serves as investment

119

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

subadviser to Special Situations Fund and Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2011, Investment Grade Fund held eighteen 144A securities with an aggregate value of $58,618,813 representing 13.9% of the Fund’s net assets, Fund For Income held ninety-three 144A securities with an aggregate value of $229,146,597 representing 42.3% of the Fund’s net assets, Total Return Fund held seventeen 144A securities with an aggregate value of $17,736,180 representing 4.1% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these section 4(2) securities are deemed to be liquid. At March 31, 2011, Cash Management Fund held eleven Section 4(2) securities with an aggregate value of $39,385,847 representing 28.7% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk—The investments of Fund For Income in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Forward Currency Contracts—Forward currency contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When the Global Fund and the International Fund purchase or sell foreign securities they may enter into a forward currency contract to attempt to manage exposure to foreign exchange risk between the trade date and the settlement date of such transactions. The Funds could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Funds’ assets.

120

The Global Fund has the following forward currency contracts outstanding at March 31, 2011:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)

1,025,217	Swedish Krone	US $ 161,383	4/1/11	US $(1,133)
683,083	Euro	962,327	4/1/11	(7,039)
64,345	Swiss Franc	69,848	4/4/11	(485)
251,977	British Pound	404,810	4/1/11	904
		$1,598,368		$(7,753)

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)

11,231,313	Japanese Yen	US $136,701	4/1/11	US $(1,188)
101,195	British Pound	161,778	4/1/11	432
20,035,448	Japanese Yen	241,042	4/4/11	698
		$539,521		$ (58)
Net Unrealized Loss on Forward Currency Contracts				$(7,811)

The International Fund had no forward currency contracts outstanding at March 31, 2011.

7. Foreign Exchange Contracts—The Global Fund and the International Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and are used to decrease exposure to foreign exchange risk associated with foreign currency denominated securities held by the Funds. The Funds could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds’ assets.

The Global Fund had no foreign exchange contracts open at March 31, 2011.

121

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

The International Fund had the following foreign exchange contracts open at March 31, 2011:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)

3,721,000	Euro	US $ 5,245,002	4/21/11	US $ 35,483
12,460,000	British Pound	20,139,696	6/1/11	(166,946)
3,849,000	Euro	5,435,558	6/1/11	26,573
		$30,820,256		$ (104,890)

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Loss

3,721,000	Euro	US $ 5,122,291	4/21/11	US $ (158,194)
12,460,000	British Pound	19,555,353	6/1/11	(417,397)
3,849,000	Euro	5,082,866	6/1/11	(379,265)
		$29,760,510		$ (954,856)
Net Unrealized Loss on Foreign Exchange Contracts				$(1,059,746)

Fair Value of Derivative Instruments—The fair value of International Fund’s derivative instruments as of March 31, 2011, is as follows:

	Assets Derivatives		Liability Derivatives

Derivatives not accounted	Statements of		Statements of
for as hedging instruments	Assets and		Assets and
under ASC 815	Liabilities Location	Value	Liabilities Location	Value
Foreign exchange contracts:	Unrealized		Unrealized
	appreciation of		depreciation of
	foreign exchange		foreign exchange
	contracts	$62,056	contracts	$1,121,802

122

The effect of International Fund’s derivative instruments on the Statement of Operations are as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Realized Loss
for as hedging instruments	on Foreign Currency
under ASC 815	Transactions
Foreign currency transactions:	$(1,395,998)

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Unrealized Depreciation
for as hedging instruments	on Foreign Currency
under ASC 815	Transactions
Foreign currency transactions:	$(359,283)

8. Capital—The Trusts are authorized to issue an unlimited number of shares of beneficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund’s Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Trusts. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

123

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

9. Reorganizations—On August 10, 2007, First Investors Blue Chip Fund (“Blue Chip Fund”) acquired all of the net assets of the First Investors Focused Equity Fund (“Focused Equity Fund”) in connection with a tax-free reorganization that was approved by the Equity Fund’s Board of Trustees.

10. New Accounting Pronouncements—On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President of the United States. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Subsequent Events—Subsequent events occurring after March 31, 2011 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

12. Foresters Transaction—On September 21, 2010, First Investors Consolidated Corporation (“FICC”), the parent company of FIMCO, entered into an agreement with The Independent Order of Foresters (“Foresters”) pursuant to which FICC

124

would be acquired by Foresters (the “Transaction”). The Transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the United Kingdom.

13. Litigation—The Value and Blue Chip Funds have received notice that they may be putative members of the proposed defendant class of shareholders in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of the Tribune Company (the “Committee”). The Committee is seeking to recover some or all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company, including those made in connection with a 2007 tender offer into which the Value and Blue Chip Funds tendered their shares of common stock of the Tribune Company. The complaint alleges no misconduct by the Funds. The amounts sought from the Value and Blue Chip Funds, excluding interest and court costs, are up to $1,526,566 and $790,772, respectively, representing 0.39% and 0.19% of net assets, respectively, as of March 31, 2011. The Value and Blue Chip Funds cannot predict the outcome of this proceeding, and thus have not accrued any of the amounts sought by the Committee in this matter in the accompanying financial statements. In addition, a Tribune Company bondholders’ group has been granted its motion to file an action or actions against former Tribune Company shareholders who tendered their shares of common stock in the leveraged buyout. The extent of the Funds’ potential liability in any such action has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all of part of the proceeds received in any of these actions, even though the Funds had no knowledge of, or participation in, any misconduct.

125

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal period indicated.

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income		Expenses		Income (Loss)	Rate

CASH MANAGEMENT FUND

Class A
2006	$ 1.00	$.038	—	$.038	$.038	—	$.038	$ 1.00	3.89%	$200.78%			.79%		3.85%		1.01%		3.62%	—
2007	1.00	.045	—	.045	.045	—	.045	1.00	4.59	218.80			.81		4.51		.93		4.38	—
2008	1.00	.027	—	.027	.027	—	.027	1.00	2.69	234.80			.80		2.63		.92		2.51	—
2009	1.00	.005	—	.005	.005	—	.005	1.00	0.54	172.71			.71		.58		1.03		.26	—
2010	1.00	—	—	—	—	—	—	1.00	0.00	134.30			.30		.00		1.08		(.78)	—
2011(b)	1.00	—	—	—	—	—	—	1.00	0.00	136.21		†	.22	†	.00	†	1.07	†	(.85 )†	—
Class B
2006	1.00	.031	—	.031	.031	—	.031	1.00	3.11	3	1.53		1.54		3.10		1.76		2.87	—
2007	1.00	.037	—	.037	.037	—	.037	1.00	3.81	2	1.55		1.56		3.76		1.68		3.63	—
2008	1.00	.019	—	.019	.019	—	.019	1.00	1.92	4	1.55		1.55		1.88		1.67		1.76	—
2009	1.00	.001	—	.001	.001	—	.001	1.00	0.14	3	1.13		1.13		.16		1.78		(.49)	—
2010	1.00	—	—	—	—	—	—	1.00	0.00	2.30			.30		.00		1.83		(1.53)	—
2011(b)	1.00	—	—	—	—	—	—	1.00	0.00	2.21		†	.22	†	.00	†	1.82	†	(1.60)†	—

GOVERNMENT FUND

Class A
2006	$10.88	$ .45	$(.13)	$ .32	$ .49	—	$ .49	$10.71	3.02%	$186	1.10%		1.11%		4.14%		1.35%		3.89%	43%
2007	10.71	.49	(.06)	.43	.50	—	.50	10.64	4.07	199	1.10		1.11		4.62		1.24		4.48	23
2008	10.64	.49	.11	.60	.48	—	.48	10.76	5.73	228	1.10		1.10		4.29		1.24		4.15	37
2009	10.76	.47	.44	.91	.47	—	.47	11.20	8.59	287	1.10		1.10		4.03		1.26		3.87	43
2010	11.20	.43	.16	.59	.43	—	.43	11.36	5.39	326	1.13		1.13		3.44		1.24		3.33	42
2011(b)	11.36	.18	(.05)	.13	.20	—	.20	11.29	1.18	329	1.12	†	1.13	†	3.11	†	1.24	†	3.00 †	22
Class B
2006	10.87	.36	(.12)	.24	.40	—	.40	10.71	2.32	13	1.85		1.86		3.39		2.10		3.14	43
2007	10.71	.41	(.06)	.35	.42	—	.42	10.64	3.33	12	1.82		1.83		3.90		1.96		3.76	23
2008	10.64	.41	.12	.53	.41	—	.41	10.76	4.99	12	1.80		1.80		3.59		1.94		3.45	37
2009	10.76	.39	.43	.82	.39	—	.39	11.19	7.75	13	1.80		1.80		3.33		1.96		3.17	43
2010	11.19	.35	.17	.52	.36	—	.36	11.35	4.70	11	1.83		1.83		2.74		1.94		2.63	42
2011(b)	11.35	.13	(.03)	.10	.17	—	.17	11.28	.85	9	1.82	†	1.83	†	2.41	†	1.94	†	2.30 †	22

126	127

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income		Expenses		Income		Rate

INVESTMENT GRADE FUND

Class A
2006	$9.76	$.44	$ (.19)	$ .25	$.49	—	$.49	$9.52	2.69%	$231	1.10%		1.11%		4.35%		1.27%		4.18%		74%
2007	9.52	.45	(.09)	.36	.46	—	.46	9.42	3.91	271	1.10		1.11		4.58		1.22		4.46		50
2008	9.42	.48	(1.20)	(.72)	.47	—	.47	8.23	(8.12)	268	1.10		1.10		4.80		1.23		4.67		127
2009	8.23	.49	.85	1.34	.47	—	.47	9.10	17.06	325	1.10		1.10		5.29		1.27		5.12		79
2010	9.10	.44	.72	1.16	.45	—	.45	9.81	13.09	405	1.12		1.12		4.75		1.23		4.64		56
2011(b)	9.81	.22	(.31)	(.09)	.21	—	.21	9.51	(.89)	409	1.11	†	1.11	†	4.04	†	1.22	†	3.93	†	20
Class B
2006	9.75	.30	(.12)	.18	.42	—	.42	9.51	1.92	24	1.85		1.86		3.60		2.02		3.43		74
2007	9.51	.35	(.05)	.30	.40	—	.40	9.41	3.17	22	1.82		1.83		3.86		1.94		3.74		50
2008	9.41	.42	(1.21)	(.79)	.40	—	.40	8.22	(8.78)	17	1.80		1.80		4.10		1.93		3.97		127
2009	8.22	.44	.85	1.29	.40	—	.40	9.11	16.35	16	1.80		1.80		4.59		1.97		4.42		79
2010	9.11	.39	.70	1.09	.39	—	.39	9.81	12.20	14	1.82		1.82		4.05		1.93		3.94		56
2011(b)	9.81	.19	(.31)	(.12)	.18	—	.18	9.51	(1.21)	12	1.81	†	1.81	†	3.34	†	1.92	†	3.23	†	20

FUND FOR INCOME

Class A
2006	$3.07	$.22	$(.06)	$.16	$.22	—	$.22	$3.01	5.40%	$555	1.30%		1.31%		7.28%		N/A		N/A		28%
2007	3.01	.21	(.02)	.19	.21	—	.21	2.99	6.38	563	1.28		1.29		7.00		N/A		N/A		34
2008	2.99	.21	(.54)	(.33)	.21	—	.21	2.45	(11.58)	460	1.29		1.29		7.40		1.30		7.39		17
2009	2.45	.20	(.13)	.07	.20	—	.20	2.32	4.28	438	1.38		1.38		9.10		1.42		9.06		73
2010	2.32	.17	.18	.35	.18	—	.18	2.49	15.68	505	1.29		1.29		7.32		1.33		7.28		78
2011(b)	2.49	.09	.06	.15	.09	—	.09	2.55	5.98	532	1.27	†	1.27	†	6.63	†	1.30	†	6.60	†	45
Class B
2006	3.06	.20	(.06)	.14	.20	—	.20	3.00	4.64	31	2.00		2.01		6.58		N/A		N/A		28
2007	3.00	.19	(.01)	.18	.19	—	.19	2.99	5.99	25	1.98		1.99		6.30		N/A		N/A		34
2008	2.99	.19	(.54)	(.35)	.19	—	.19	2.45	(12.25)	15	1.99		1.99		6.70		2.00		6.69		17
2009	2.45	.19	(.13)	.06	.18	—	.18	2.33	3.75	12	2.08		2.08		8.40		2.12		8.36		73
2010	2.33	.16	.16	.32	.16	—	.16	2.49	14.43	11	1.99		1.99		6.62		2.03		6.58		78
2011(b)	2.49	.08	.06	.14	.08	—	.08	2.55	5.66	10	1.97	†	1.97	†	5.93	†	2.00	†	5.90	†	45

* Calculated without sales charges.
** Net of expenses waived or assumed by FIMCO and ADM (Note 3).
† Annualized.
(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
(b) For the period October 1, 2010 to March 31, 2011.

128	See notes to financial statements	129

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income		Expenses	Income	Rate

TOTAL RETURN FUND

Class A
2006	$13.93	$.23	$ .64	$ .87	$.23	$—	$.23	$14.57	6.24%	$312	1.37%		1.38%		1.63%		1.44%	1.57%	57%
2007	14.57	.29	1.40	1.69	.30	.10	.40	15.86	11.68	355	1.32		1.33		2.05		N/A	N/A	40
2008	15.86	.36	(2.31)	(1.95)	.37	.30	.67	13.24	(12.66)	304	1.34		1.34		2.32		N/A	N/A	59
2009	13.24	.30	.03	.33	.32	—	.32	13.25	2.77	316	1.43		1.43		2.35		N/A	N/A	53
2010	13.25	.28	.95	1.23	.29	—	.29	14.19	9.38	361	1.37		1.37		2.02		N/A	N/A	40
2011(b)	14.19	.18	1.33	1.51	.20	—	.20	15.50	10.70	413	1.34	†	1.34	†	2.35	†	N/A	N/A	19
Class B
2006	13.73	.13	.63	.76	.13	—	.13	14.36	5.53	36	2.07		2.08		.93		2.14	.87	57
2007	14.36	.14	1.42	1.56	.19	.10	.29	15.63	10.93	34	2.02		2.03		1.35		N/A	N/A	40
2008	15.63	.26	(2.29)	(2.03)	.27	.30	.57	13.03	(13.35)	25	2.04		2.04		1.62		N/A	N/A	59
2009	13.03	.21	.03	.24	.23	—	.23	13.04	2.10	21	2.13		2.13		1.65		N/A	N/A	53
2010	13.04	.18	.94	1.12	.20	—	.20	13.96	8.62	17	2.07		2.07		1.32		N/A	N/A	40
2011(b)	13.96	.12	1.32	1.44	.15	—	.15	15.25	10.34	17	2.04	†	2.04	†	1.66	†	N/A	N/A	19

VALUE FUND

Class A
2006	$ 6.61	$.09	$ .78	$ .87	$.08	—	$.08	$ 7.40	13.22%	$337	1.39%		1.40%		1.29%		N/A	N/A	15%
2007	7.40	.10	.74	.84	.10	—	.10	8.14	11.36	414	1.32		1.33		1.34		N/A	N/A	8
2008	8.14	.12	(1.49)	(1.37)	.12	—	.12	6.65	(16.91)	334	1.35		1.35		1.62		N/A	N/A	17
2009	6.65	.11	(.64)	(.53)	.11	—	.11	6.01	(7.81)	308	1.48		1.48		2.14		N/A	N/A	15
2010	6.01	.09	.49	.58	.09	—	.09	6.50	9.76	335	1.38		1.38		1.45		N/A	N/A	21
2011(b)	6.50	.06	.87	.93	.06	—	.06	7.37	14.38	380	1.34	†	1.34	†	1.78	†	N/A	N/A	10
Class B
2006	6.51	.04	.76	.80	.03	—	.03	7.28	12.34	28	2.09		2.10		.59		N/A	N/A	15
2007	7.28	.05	.72	.77	.04	—	.04	8.01	10.64	27	2.02		2.03		.64		N/A	N/A	8
2008	8.01	.07	(1.46)	(1.39)	.07	—	.07	6.55	(17.42)	17	2.05		2.05		.92		N/A	N/A	17
2009	6.55	.08	(.64)	(.56)	.07	—	.07	5.92	(8.43)	12	2.18		2.18		1.44		N/A	N/A	15
2010	5.92	.05	.48	.53	.05	—	.05	6.40	8.97	11	2.08		2.08		.75		N/A	N/A	21
2011(b)	6.40	.04	.85	.89	.04	—	.04	7.25	13.90	11	2.04	†	2.04	†	1.08	†	N/A	N/A	10

130	131

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
																Ratio to Average Net
					Less Distributions						Ratio to Average Net					Assets Before Expenses
		Investment Operations			from						Assets**					Waived or Assumed
	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net		Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment		Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)	Expenses	Income (Loss)	Rate

BLUE CHIP

Class A
2006	$20.60	$.10	$1.82	$1.92	$.07	—	$.07	$22.45	9.31%	$438	1.46%		1.46%		.47%	1.50%	.43%	6%
2007	22.45	.15	3.17	3.32	.13	—	.13	25.64	14.81	526	1.39		1.39		.65	N/A	N/A	3
2008	25.64	.21	(5.18)	(4.97)	.19	—	.19	20.48	(19.43)	396	1.40		1.41		.86	N/A	N/A	8
2009	20.48	.21	(1.95)	(1.74)	.20	—	.20	18.54	(8.36)	357	1.57		1.57		1.27	N/A	N/A	11
2010	18.54	.17	1.01	1.18	.20	—	.20	19.52	6.36	367	1.46		1.46		.86	N/A	N/A	19
2011(b)	19.52	.10	2.62	2.72	.10	—	.10	22.14	13.97	408	1.42	†	1.42	†	.90 †	N/A	N/A	5
Class B
2006	19.30	(.08)	1.72	1.64	—	—	—	20.94	8.50	44	2.16		2.16		(.23)	2.20	(.27)	6
2007	20.94	(.06)	3.00	2.94	—	—	—	23.88	14.04	46	2.09		2.09		(.05)	N/A	N/A	3
2008	23.88	.03	(4.80)	(4.77)	.04	—	.04	19.07	(20.00)	27	2.10		2.11		.16	N/A	N/A	8
2009	19.07	.09	(1.82)	(1.73)	.09	—	.09	17.25	(9.00)	18	2.27		2.27		.57	N/A	N/A	11
2010	17.25	.02	.95	.97	.07	—	.07	18.15	5.63	14	2.16		2.16		.16	N/A	N/A	19
2011(b)	18.15	.02	2.44	2.46	.03	—	.03	20.58	13.59	14	2.12	†	2.12	†	.20 †	N/A	N/A	5

GROWTH & INCOME FUND

Class A
2006	$13.67	$.05	$1.05	$1.10	$.05	$—	$.05	$14.72	8.06%	$671	1.37%		1.37%		.35%	N/A	N/A	34%
2007	14.72	.08	2.37	2.45	.07	.24	.31	16.86	16.78	808	1.32		1.32		.54	N/A	N/A	23
2008	16.86	.14	(3.66)	(3.52)	.11	.23	.34	13.00	(21.23)	623	1.35		1.35		.94	N/A	N/A	24
2009	13.00	.09	(1.02)	(.93)	.14	.02	.16	11.91	(6.93)	578	1.51		1.51		.90	N/A	N/A	26
2010	11.91	.09	.98	1.07	.07	—	.07	12.91	9.01	626	1.39		1.39		.68	N/A	N/A	25
2011(b)	12.91	.12	2.34	2.46	.13	—	.13	15.24	19.14	746	1.34	†	1.34	†	1.75 †	N/A	N/A	13
Class B
2006	13.06	(.12)	1.07	.95	—	—	—	14.01	7.28	72	2.07		2.07		(.35)	N/A	N/A	34
2007	14.01	(.13)	2.35	2.22	—	.24	.24	15.99	15.98	67	2.02		2.02		(.16)	N/A	N/A	23
2008	15.99	.03	(3.47)	(3.44)	.02	.23	.25	12.30	(21.82)	41	2.05		2.05		.24	N/A	N/A	24
2009	12.30	.01	(.97)	(.96)	.10	.02	.12	11.22	(7.59)	30	2.21		2.21		.20	N/A	N/A	26
2010	11.22	(.03)	.95	.92	—	—	—	12.14	8.23	26	2.09		2.09		(.02)	N/A	N/A	25
2011(b)	12.14	.07	2.21	2.28	.09	—	.09	14.33	18.80	27	2.04	†	2.04	†	1.06 †	N/A	N/A	13

132	133

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from							Ratio to Average Net					Assets Before Expenses
	Net Asset	Net	Net Realized				Distributions		Net Asset			Assets**					Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net	in Excess of		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Net Investment	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Income	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)	Expenses		Income (Loss)	Rate

GLOBAL FUND

Class A
2006	$7.06	$.01	$ .71	$ .72	$.02	$ —	$—	$ .02	$7.76	10.15%	$260	1.77%		1.77%		.14%	N/A		N/A	105%
2007	7.76	—	1.87	1.87	.05	.76	—	.81	8.82	26.43	323	1.70		1.70		(.07)	1.70%		(.07)%	134
2008	8.82	.03	(1.97)	(1.94)	.01	1.12	—	1.13	5.75	(25.44)	249	1.70		1.70		.39	1.73		.36	133
2009	5.75	.02	—	.02	.02	—	.02	.04	5.73	.53	249	1.90		1.90		.38	1.93		.35	141
2010	5.73	—	.42	.42	.01	—	—	.01	6.14	7.33	269	1.72		1.72		.04	1.75		.01	92
2011(b)	6.14	(.01)	.79	.78	—	—	—	—	6.92	12.70	304	1.66	†	1.66	†	(.16 )†	1.69	†	(.19 )†	51
Class B
2006	6.52	(.05)	.67	.62	—	—	—	—	7.14	9.51	14	2.47		2.47		(.56)	N/A		N/A	105
2007	7.14	(.16)	1.81	1.65	.05	.76	—	.81	7.98	25.57	14	2.40		2.40		(.77)	2.40		(.77)	134
2008	7.98	(.02)	(1.75)	(1.77)	—	1.12	—	1.12	5.09	(25.91)	9	2.40		2.40		(.31)	2.43		(.34)	133
2009	5.09	(.03)	—	(.03)	.01	—	.02	.03	5.03	(.37)	7	2.60		2.60		(.32)	2.63		(.35)	141
2010	5.03	(.06)	.39	.33	—	—	—	—	5.36	6.56	7	2.42		2.42		(.66)	2.45		(.69)	92
2011(b)	5.36	(.05)	.72	.67	—	—	—	—	6.03	12.50	7	2.36	†	2.36	†	(.87 )†	2.39	†	(.90 )†	51

SELECT GROWTH FUND††

Class A
2006	$8.82	$(.06)	$ .50	$ .44	—	$ —	—	$ —	$ 9.26	4.99%	$195	1.53%		1.53%		(.65)%	N/A		N/A	107%
2007	9.26	(.04)	1.75	1.71	—	.76	—	.76	10.21	19.81	243	1.47		1.47		(.46)	N/A		N/A	169
2008	10.21	(.04)	(2.06)	(2.10)	—	1.42	—	1.42	6.69	(23.84)	207	1.46		1.47		(.52)	N/A		N/A	99
2009	6.69	(.02)	(1.34)	(1.36)	—	—	—	—	5.33	(20.33)	170	1.67		1.67		(.51)	N/A		N/A	120
2010	5.33	(.03)	.49	.46	—	—	—	—	5.79	8.63	184	1.56		1.56		(.48)	N/A		N/A	98
2011(b)	5.79	(.01)	1.53	1.52	—	—	—	—	7.31	26.25	232	1.46	†	1.46	†	(.22 )†	N/A		N/A	31
Class B
2006	8.52	(.12)	.49	.37	—	—	—	—	8.89	4.34	23	2.23		2.23		(1.35)	N/A		N/A	107
2007	8.89	(.11)	1.68	1.57	—	.76	—	.76	9.70	19.00	25	2.17		2.17		(1.16)	N/A		N/A	169
2008	9.70	(.09)	(1.94)	(2.03)	—	1.42	—	1.42	6.25	(24.43)	18	2.16		2.17		(1.22)	N/A		N/A	99
2009	6.25	(.06)	(1.25)	(1.31)	—	—	—	—	4.94	(20.96)	10	2.37		2.37		(1.21)	N/A		N/A	120
2010	4.94	(.07)	.46	.39	—	—	—	—	5.33	7.90	8	2.26		2.26		(1.18)	N/A		N/A	98
2011(b)	5.33	(.03)	1.41	1.38	—	—	—	—	6.71	25.89	9	2.16	†	2.16	†	(.92 )†	N/A		N/A	31

134	135

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
																Ratio to Average Net
					Less Distributions						Ratio to Average Net					Assets Before Expenses
		Investment Operations			from								Assets**			Waived or Assumed
	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)	Expenses		Income (Loss)	Rate

OPPORTUNITY FUND†††

Class A
2006	$28.24	$(.09)	$ .77	$ .68	$—	$ .78	$ .78	$28.14	2.58%	$435	1.44%		1.44%		(.33)%	1.47%		(.36)%	55%
2007	28.14	.16	4.35	4.51	—	1.33	1.33	31.32	16.57	481	1.38		1.38		.52	N/A		N/A	50
2008	31.32	—	(5.53)	(5.53)	.14	2.66	2.80	22.99	(19.40)	377	1.39		1.40		(.01)	N/A		N/A	40
2009	22.99	.01	(1.61)	(1.60)	—	.63	.63	20.76	(6.24)	355	1.58		1.58		.09	N/A		N/A	35
2010	20.76	.05	2.65	2.70	—	—	—	23.46	13.01	402	1.44		1.44		.24	N/A		N/A	40
2011(b)	23.46	.16	5.70	5.86	.05	—	.05	29.27	24.98	506	1.37	†	1.37	†	1.18 †	N/A		N/A	18
Class B
2006	26.06	(.29)	.73	.44	—	.78	.78	25.72	1.85	51	2.14		2.14		(1.03)	2.17		(1.06)	55
2007	25.72	(.05)	3.97	3.92	—	1.33	1.33	28.31	15.80	50	2.08		2.08		(.18)	N/A		N/A	50
2008	28.31	(.21)	(4.89)	(5.10)	.14	2.66	2.80	20.41	(19.99)	32	2.09		2.10		(.71)	N/A		N/A	40
2009	20.41	(.10)	(1.47)	(1.57)	—	.63	.63	18.21	(6.90)	23	2.28		2.28		(.61)	N/A		N/A	35
2010	18.21	(.14)	2.37	2.23	—	—	—	20.44	12.25	20	2.14		2.14		(.52)	N/A		N/A	40
2011(b)	20.44	.02	5.00	5.02	.01	—	.01	25.45	24.55	22	2.07	†	2.07	†	.49 †	N/A		N/A	18

SPECIAL SITUATIONS FUND

Class A
2006	$20.44	$.11	$2.07	$2.18	$—	$ —	$ —	$22.62	10.67%	$249	1.53%		1.53%		(.49)%	1.73%		(.69)%	48%
2007	22.62	(.06)	3.59	3.53	—	1.88	1.88	24.27	16.30	295	1.46		1.46		(.27)	1.61		(.42)	64
2008	24.27	.03	(2.93)	(2.90)	—	1.22	1.22	20.15	(12.67)	258	1.49		1.50		.14	1.61		.02	52
2009	20.15	.03	(1.23)	(1.20)	.02	.53	.55	18.40	(5.28)	246	1.64		1.64		.22	1.82		.04	55
2010	18.40	(.05)	2.31	2.26	—	—	—	20.66	12.28	274	1.52		1.52		(.28)	1.65		(.41)	64
2011(b)	20.66	.04	5.63	5.67	—	—	—	26.33	27.45	351	1.44	†	1.44	†	.30 †	1.54	†	.20 †	31
Class B
2006	18.72	(.26)	2.11	1.85	—	—	—	20.57	9.88	18	2.23		2.23		(1.19)	2.43		(1.39)	48
2007	20.57	(.22)	3.26	3.04	—	1.88	1.88	21.73	15.48	18	2.16		2.16		(.97)	2.31		(1.12)	64
2008	21.73	(.13)	(2.57)	(2.70)	—	1.22	1.22	17.81	(13.26)	12	2.19		2.20		(.56)	2.31		(.68)	52
2009	17.81	(.10)	(1.09)	(1.19)	—	.53	.53	16.09	(5.99)	9	2.34		2.34		(.48)	2.52		(.66)	55
2010	16.09	(.25)	2.11	1.86	—	—	—	17.95	11.56	8	2.22		2.22		(.94)	2.35		(1.07)	64
2011(b)	17.95	(.04)	4.88	4.84	—	—	—	22.79	29.96	8	2.14	†	2.14	†	(.38 )†	2.24	†	(.48 )†	31

136	137

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
																	Ratio to Average Net
					Less Distributions						Ratio to Average Net						Assets Before Expenses
		Investment Operations			from						Assets**						Waived or Assumed
	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)		Expenses		Income (Loss)		Rate

INTERNATIONAL FUND

Class A
2006(c)	$10.00	$—	$ .71	$ .71	$—	$—	$—	$10.71	7.10%	$ 19	2.35	%†	2.35	%†	.15	%†	5.65	%†	(3.15	)%†	9%
2007	10.71	.08	2.46	2.54	—	.07	.07	13.18	23.84	96	2.50		2.50		(.05)		2.35		.10		67
2008	13.18	.07	(3.45)	(3.38)	—	.32	.32	9.48	(26.37)	105	1.95		1.95		.20		1.94		.20		122
2009	9.48	.29	(.74)	(.45)	.13	—	.13	8.90	(4.52)	108	2.20		2.20		1.16		N/A		N/A		60
2010	8.90	.15	1.15	1.30	.02	—	.02	10.18	14.63	130	1.97		1.97		1.33		N/A		N/A		32
2011(b)	10.18	.03	.42	.45	.17	—	.17	10.46	4.49	140	1.92	†	1.92	†	.62	†	N/A		N/A		15
Class B
2006(c)	10.00	(.01)	.71	.70	—	—	—	10.70	7.00	1	3.05	†	3.05	†	(.55	)†	6.35	†	(3.85	)†	9
2007	10.70	—	2.44	2.44	—	.07	.07	13.07	22.93	4	3.20		3.20		(.75)		3.05		(.60)		67
2008	13.07	(.02)	(3.40)	(3.42)	—	.32	.32	9.33	(26.91)	4	2.65		2.65		(.50)		2.64		(.50)		122
2009	9.33	.22	(.72)	(.50)	.12	—	.12	8.71	(5.19)	3	2.90		2.90		.46		N/A		N/A		60
2010	8.71	.08	1.12	1.20	—	—	—	9.91	13.78	4	2.67		2.67		.59		N/A		N/A		32
2011(b)	9.91	(.01)	.43	.42	.16	—	.16	10.17	4.23	4	2.62	†	2.62	†	(.13	)†	N/A		N/A		15

* Calculated without sales charges.
** Net of expenses waived or assumed by FIMCO (Note 3).
† Annualized
Prior to May 7, 2007, known as All-Cap Growth Fund.
Prior to January 31, 2008, known as Mid-Cap Opportunity Fund.
(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
(b) For the period October 1, 2010 to March 31, 2011.
(c) For the period June 27, 2006 (commencement of operations) to September 30, 2006.

138	139

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds and First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income (each a series of First Investors Income Funds), and the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund (each a series of First Investors Equity Funds), as of March 31, 2011, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

140

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, Government Fund, Investment Grade Fund, Fund For Income, Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund, as of March 31, 2011, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 27, 2011

141

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Trustees
———————————————————
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Christopher H. Pinkerton

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
———————————————————
Christopher H. Pinkerton
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

142

Shareholder Information
———————————————————
Investment Adviser	Underwriter
First Investors Management	First Investors Corporation
Company, Inc.	110 Wall Street
110 Wall Street	New York, NY 10005
New York, NY 10005

Subadviser	Custodian
(Fund For Income)	(Income Funds)
Muzinich & Co., Inc.	The Bank of New York Mellon
450 Park Avenue	One Wall Street
New York, NY 10022	New York, NY 10286

Subadviser	Custodian
(Global Fund)	(Equity Funds)
Wellington Management Company, LLP	Brown Brothers Harriman & Co.
280 Congress Street	40 Water Street
Boston, MA 02210	Boston, MA 02109

Subadviser	Transfer Agent
(Select Growth Fund)	Administrative Data Management Corp.
Smith Asset Management Group, L.P.	Raritan Plaza I – 8th Floor
100 Crescent Court	Edison, NJ 08837-3620
Dallas, TX 75201

Subadviser	Independent Registered Public
(Special Situations Fund)	Accounting Firm
Paradigm Capital Management, Inc.	Tait, Weller & Baker LLP
Nine Elk Street	1818 Market Street
Albany, NY 12207	Philadelphia, PA 19103

Subadviser	Legal Counsel
(International Fund)	K&L Gates LLP
Vontobel Asset Management, Inc.	1601 K Street, N.W.
1540 Broadway	Washington, DC 20006
New York, NY 10036

143

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

144

NOTES

145

First Investors

110 Wall Street
New York, NY 10005

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IESAR

Item 2.	Code of Ethics

Not applicable

Item 3.	Audit Committee Financial Expert

Not applicable

Item 4.	Principal Accountant Fees and Services

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule of investments is included as part of the report to shareholders filed under
Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies & Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.	Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By	/S/	CHRISTOPHER H. PINKERTON
Christopher H. Pinkerton
President and Principal Executive Officer

Date:		June 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By	/S/	CHRISTOPHER H. PINKERTON
Christopher H. Pinkerton
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:		June 8, 2011